UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	5-31

Date of reporting period:	11-30-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT              NOVEMBER 30, 2011

High-Yield Municipal Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22
Approval of Management Agreement	24
Additional Information	29

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2011. This report offers an overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated May 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal market rebound described in our May 31, 2011 annual report continued during the six months ended November 30, 2011. The Barclays Capital Municipal Bond Index advanced 4.40% for the period, supported by a combination of reduced issuance (compared with 2010), opportunistic/comparative value-seeking demand from institutional and nontraditional investors, a Treasury market rally (which boosted most high-quality bonds), and relatively stable credit conditions compared with what many analysts had projected.

Probably the biggest news in the municipal market during 2011 was what didn’t happen. Highly publicized projections at the end of 2010 suggested that hundreds of billions of dollars in defaults would derail the municipal market in the next 12 months. Though U.S. economic and stock market performance were disappointing, making tax revenues tougher to generate, municipal defaults did not approach the projected rates. Increased austerity and budget-balancing measures helped maintain financial solvency for municipal issuers. We believe the default speculation focused excessively on projected municipal liabilities and underestimated the issuers’ ability to raise taxes and cut expenses.

Economic risks remain and more volatility is possible, but our municipal portfolio management team liked the 2011 year-end relative values of municipal securities compared with Treasuries (particularly at the long-maturity end of the spectrum) as a starting point for the next period. These dedicated experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	6.16%	7.22%	1.41%	4.27%	4.45%(2)	3/31/98
Barclays Capital Municipal Bond Index	—	4.40%	6.53%	4.75%	5.08%	5.22%	—
Institutional Class	AYMIX	6.26%	7.44%	—	—	6.55%	3/1/10
A Class No sales charge* With sales charge*	AYMAX	5.90% 1.14%	6.84% 2.01%	1.14% 0.20%	— —	3.48% 2.95%	1/31/03
C Class No sales charge* With sales charge*	AYMCX	5.63% 4.63%	6.04% 6.04%	0.38% 0.38%	— —	2.87% 2.87%	7/24/02

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.61%	0.41%	0.86%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

NOVEMBER 30, 2011
Portfolio at a Glance
Weighted Average Maturity	20.0 years
Average Duration (Modified)	6.4 years

30-Day SEC Yields
Investor Class	5.07%
Institutional Class	5.28%
A Class	4.61%
C Class	4.08%
Investor Class 30-Day Tax Equivalent Yields(1)
25.00% Tax Bracket	6.76%
28.00% Tax Bracket	7.04%
33.00% Tax Bracket	7.57%
35.00% Tax Bracket	7.80%
(1)The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable

Top Five States & Territories	% of net assets
California	13.2%
Texas	8.2%
Illinois	7.8%
Florida	7.6%
Colorado	6.4%

Top Five Sectors	% of fund investments
Land Based	18%
Hospital Revenue	11%
Transportation Revenue	10%
Industrial Development/Pollution Control Revenue	8%
Electric Revenue	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.2%
Other Assets and Liabilities	1.8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period(1) 6/1/11 - 11/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,061.60	$3.14	0.61%
Institutional Class	$1,000	$1,062.60	$2.11	0.41%
A Class	$1,000	$1,059.00	$4.43	0.86%
C Class	$1,000	$1,056.30	$8.28	1.61%
Hypothetical
Investor Class	$1,000	$1,021.95	$3.08	0.61%
Institutional Class	$1,000	$1,022.95	$2.07	0.41%
A Class	$1,000	$1,020.70	$4.34	0.86%
C Class	$1,000	$1,016.95	$8.12	1.61%

(1)
 Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.2%
ALABAMA — 1.4%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25(1)	$2,500,000	$2,561,925
Selma Industrial Development Board Gulf Opportunity Zone Rev., Series 2010 A (International Paper Co.), 5.80%, 5/1/34(1)	1,500,000	1,534,695
		4,096,620
ARIZONA — 3.4%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	553,185
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	2,815,799
Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22(2)	1,120,000	1,082,402
Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29(2)	2,000,000	1,812,900
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	2,000,000	2,104,000
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	754,000	751,617
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	495,000	455,628
		9,575,531
ARKANSAS — 0.6%
Valdez Marine Terminal Revenue Rev., Series 2011 C, (BP Pipelines, Inc. Project), 5.00%, 1/1/21 (GT AGMT-BP PLC)	1,400,000	1,609,790
CALIFORNIA — 13.2%
California GO, (Various Purpose), 5.00%, 9/1/41(1)	1,665,000	1,661,037
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,159,500
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Rand Corp.), VRDN, 0.14%, 12/1/11 (LOC: Bank of America N.A.)(1)	1,700,000	1,700,000
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	2,019,520
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,304,899
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,100,360
California Statewide Communities Development Auth. Rev., Series 2008 A, (Thomas Jefferson School of Law), 7.25%, 10/1/32(1)(2)	2,100,000	2,142,105
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,000,000	2,544,320
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	7,075,000	5,001,600
Independent Cities Finance Auth. Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40(1)	4,000,000	4,028,920
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 A, (Assessment District No 05-21), VRDN, 0.14%, 12/1/11 (LOC: Bank of New York and California State Teacher’s Retirement)	1,000,000	1,000,000
Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	2,097,640

7

Principal Amount	Value
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/22(1)	$1,500,000	$1,782,675
Modesto Irrigation District Electric Rev., Series 2011 A, 5.00%, 7/1/25(1)	2,075,000	2,267,311
Morongo Band of Mission Indians Rev., Series 2008 B (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	937,520
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	237,620
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	244,088
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	250,000	256,135
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,008,060
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,500,090
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,535,000	1,565,884
		37,559,284
COLORADO — 6.4%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16(1)	2,000,000	2,359,440
Colorado Health Facilities Auth. Rev., Series 2010 A (Total Longterm Care), 6.00%, 11/15/30	500,000	514,455
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,090,420
Denver Health & Hospital Auth. Healthcare Rev., Series 2009 A, 6.25%, 12/1/33(1)	3,285,000	3,381,743
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	2,920,000	2,733,441
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	3,000,000	2,773,890
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 12/1/25	1,500,000	1,515,960
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,017,410
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(3)	1,800,000	897,120
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(3)	1,500,000	747,735
		18,031,614
CONNECTICUT — 0.2%
Connecticut Development Auth. Industrial Rev., (AFCO Cargo Building LLC), 8.00%, 4/1/30(4)	1,000,000	669,790
DELAWARE — 0.6%
Delaware State Economic Development Auth. Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31(1)	1,500,000	1,584,345
FLORIDA — 7.6%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39(1)	3,000,000	3,065,160
Capital Trust Agency Rev., Series 2010 A (Air Cargo-aero Miami), 5.35%, 7/1/29	2,500,000	2,392,800
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.25%, 12/1/11	3,900,000	3,900,000
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	1,820,000	1,789,024

8

Principal Amount	Value
Florida Development Finance Corp. Educational Facilities Rev., Series 2010 A (Renaissance Charter School), 6.00%, 9/15/30	$1,390,000	$1,357,738
Miami-Dade County Health Facilities Auth. Rev., Series 2008 A2, (Miami Children’s Hospital), VRDN, 4.55%, 2/1/12 (NATL)(1)	2,000,000	2,088,760
Mid-Bay Bridge Auth. Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40(1)	2,000,000	2,089,780
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/12 (Ambac)(1)	1,500,000	1,653,915
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,019,610
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,234,442
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	965,000	976,001
		21,567,230
GEORGIA — 4.8%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29(1)	1,000,000	1,011,970
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,317,970
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	812,896
Floyd County Development Auth. (Georgia Power Co. Plant Hammond), VRDN, 0.20%, 12/1/11(1)	1,000,000	1,000,000
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,484,530
Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	3,928,000
		13,555,366
GUAM — 1.5%
Guam Government Department of Education COP., Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30(1)	1,000,000	1,016,720
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,756,355
Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25(1)	1,500,000	1,521,585
		4,294,660
HAWAII — 0.6%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,714,050
ILLINOIS — 7.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,254,073
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	3,061,320
Cook County GO, Series 2011 A, 5.25%, 11/15/28(1)	800,000	846,072
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(3)	4,966,000	2,753,548
Illinois Finance Auth. Rev., (Navistar International Recovery Zone Facility), 6.50%, 10/15/40(1)	2,500,000	2,581,875
Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,688,295
Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	3,320,000	3,009,812
Railsplitter Tobacco Settlement Auth. Rev., 6.00%, 6/1/28(1)	1,000,000	1,054,400
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41(1)	625,000	648,062

9

Principal Amount	Value
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	$5,885,000	$5,319,216
		22,216,673
INDIANA — 0.8%
Indiana Finance Auth. Rev., (United States Steel Corp.), 6.00%, 12/1/26(1)	1,250,000	1,229,400
Indiana Finance Auth. Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39(1)	1,000,000	1,018,540
		2,247,940
LOUISIANA — 0.6%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40(1)	1,500,000	1,579,320
MARYLAND — 2.8%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,004,240
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	3,900,000	4,011,111
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,004,000
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25(1)	1,000,000	1,021,060
Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,005,140
		8,045,551
MASSACHUSETTS — 0.4%
Massachusetts Water Resources Auth. Rev., Series 2011 B, 5.00%, 8/1/41(1)	1,000,000	1,069,960
MICHIGAN — 2.0%
Flint Hospital Building Auth. Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,293,787
Lansing Board Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/37(1)	1,340,000	1,410,310
Michigan Finance Auth. Rev., (Detriot School District), 5.50%, 6/1/21(1)	1,850,000	1,946,440
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39(1)	975,000	1,054,034
		5,704,571
MISSISSIPPI — 0.8%
Mississippi GO, Series 2011 A, (Capital Improvement), 5.00%, 10/1/36(1)	2,000,000	2,155,300
MISSOURI — 2.4%
370/Missouri Bottom Road/Taussig Road Transportation Development District Rev., 7.20%, 5/1/33	860,000	841,398
Kirkwood Industrial Development Auth. Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,116,100
Missouri State Health & Educational Facilities Auth. Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,255,563
Missouri State Health & Educational Facilities Auth. Rev., Series 2011 B, (Washington University), 5.00%, 11/15/37(1)	1,500,000	1,664,475
		6,877,536
NEBRASKA — 1.1%
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,001,980
NEVADA — 1.6%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,000,000	994,780
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,210,000	1,222,487
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., Series 2007 23B (Summerlin Village), 6.125%, 6/1/31	2,000,000	1,726,040
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.45%, 12/1/11	650,000	650,020
4,593,327

10

Principal Amount	Value
NEW JERSEY — 2.2%
New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	$3,000,000	$2,740,470
New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15(2)	2,000,000	1,961,980
New Jersey Educational Facilities Auth. Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,402,536
		6,104,986
NEW MEXICO — 1.2%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,340,791
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,165,000	1,044,190
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	970,870
		3,355,851
NEW YORK — 4.8%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	800,000	833,248
Hempstead Town Local Development Corp. Rev., (Adelphi University), 5.00%, 6/1/31(1)	500,000	516,615
Monroe County Industrial Development Corp. Rev., (Nazareth College Rochester), 5.50%, 10/1/41(1)	1,300,000	1,336,192
New York City Transitional Finance Auth. Rev., Series 2011 E, (Future Tax Secured Bonds), 5.00%, 11/1/18(1)	2,000,000	2,398,480
New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	2,250,000	2,251,890
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	925,540
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36(1)	2,000,000	2,092,360
Triborough Bridge & Tunnel Auth. Rev., Series 2011 A, 5.00%, 1/1/28(1)	3,000,000	3,356,550
		13,710,875
NORTH CAROLINA — 2.4%
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,211,380
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,679,440
		6,890,820
OHIO — 0.5%
Pinnacle Community Infrastructure Financing Auth. Rev., Series 2004 A, 6.25%, 12/1/36(1)	1,800,000	1,479,888
OKLAHOMA — 1.9%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	684,577
Oklahoma Turnpike Auth. Rev., Series 2011 A, 5.00%, 1/1/28(1)	2,000,000	2,225,940
Tulsa County Industrial Auth. Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,595,325
		5,505,842
OREGON — 1.8%
Eugene Electric Utility Rev., Series 2011 A, 5.00%, 8/1/40(1)	1,000,000	1,069,960
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37(2)	1,400,000	1,304,254
Oregon GO, Series 2011 J, 5.00%, 5/1/36(1)	2,500,000	2,736,650
5,110,864

11

Principal Amount	Value
PENNSYLVANIA — 3.8%
Allegheny County Industrial Development Auth. Rev., (Environmental Improvement), 6.75%, 11/1/24(1)	$1,000,000	$1,033,310
Allegheny County Industrial Development Auth. Rev., (Environmental Improvement), 6.875%, 5/1/30(1)	1,000,000	1,032,840
Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,441,860
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,092,860
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41(1)	2,000,000	2,041,340
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	1,440,000	1,590,725
Philadelphia Municipal Auth. Lease Rev., 6.50%, 4/1/39(1)	1,500,000	1,592,010
		10,824,945
PUERTO RICO — 1.3%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	1,500,000	1,560,615
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41(1)	2,000,000	2,058,520
		3,619,135
SOUTH CAROLINA — 0.5%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	1,475,000	1,503,704
TEXAS — 8.2%
Houston Airport System Rev., Series 2011 B, (Sub Lien), 5.00%, 7/1/26(1)	3,000,000	3,243,030
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39(1)	1,000,000	1,057,440
Love Field Airport Modernization Corp. Special Tax Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	2,500,000	2,420,450
Lower Colorado River Auth. Rev., Series 2011 A, (LCRA Transmission Services Corp.), 5.00%, 5/15/41(1)	2,000,000	2,036,940
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/12(1)	5,300,000	5,536,380
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Air Force Village), 6.375%, 11/15/44	2,500,000	2,535,675
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,253,170
Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40(1)	1,500,000	1,541,550
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,563,630
		23,188,265
U. S. VIRGIN ISLANDS — 1.3%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,144,740
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,506,735
		3,651,475
VIRGINIA — 2.1%
Fairfax County Economic Development Auth. Rev., (Silver Line Phase I), 5.00%, 4/1/36(1)	570,000	604,434
Mosaic Community Development Auth. Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,051,170
Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	3,000,000	3,021,060
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,135,210
5,811,874

12

Principal Amount	Value
WASHINGTON — 0.1%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	$250,000	$279,648
WEST VIRGINIA — 2.8%
Brooke County Community Rev., Series 2011 A, (Bethany College), 6.75%, 10/1/37(1)	2,500,000	2,595,175
West Virginia State Hospital Finance Auth. Rev., (United Health System), VRDN, 0.15%, 12/1/11(1)	5,300,000	5,300,000
		7,895,175
WISCONSIN — 1.9%
Wisconsin GO, Series 2011-1, 5.00%, 5/1/22(1)	1,000,000	1,201,660
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,289,796
Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	$2,000,000	$1,924,220
Wisconsin Health & Educational Facilities Auth. Rev., Series 2009 A, (St. John’s Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,062,270
		5,477,946
WYOMING — 0.8%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,163,100
TOTAL INVESTMENT SECURITIES — 98.2%(Cost $277,226,169)		278,324,831
OTHER ASSETS AND LIABILITIES — 1.8%		5,231,929
TOTAL NET ASSETS — 100.0%		$283,556,760

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
43	U.S. Long Bond	March 2012	$6,079,125	$106,731

Notes to Schedule of Investments

Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $6,080,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,992,778, which represented 3.5% of total net assets.

(3)	Security is in default.
(4)	Security is subject to a forbearance agreement entered into by the fund, under which, the fund may receive less than the stated interest rate for a specified period of time.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

NOVEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $277,226,169)	$278,324,831
Cash	63,223
Receivable for investments sold	460,150
Receivable for capital shares sold	740,191
Receivable for variation margin on futures contracts	75,250
Interest receivable	4,745,982
284,409,627

Liabilities
Payable for capital shares redeemed	386,995
Accrued management fees	135,464
Distribution and service fees payable	39,201
Dividends payable	291,207
852,867

Net Assets	$283,556,760

Net Assets Consist of:
Capital paid in	$324,538,204
Undistributed net investment income	8,838
Accumulated net realized loss	(42,195,675)
Net unrealized appreciation	1,205,393
$283,556,760

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$169,078,894	19,244,924	$8.79
Institutional Class, $0.01 Par Value	$5,245,248	596,829	$8.79
A Class, $0.01 Par Value	$81,728,942	9,303,429	$8.78	*
C Class, $0.01 Par Value	$27,503,676	3,132,397	$8.78

*Maximum offering price $9.19 (net asset value divided by 0.955)

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,601,086

Expenses:
Management fees	773,389
Distribution and service fees:
A Class	102,070
B Class	6,733
C Class	131,654
Trustees’ fees and expenses	10,576
1,024,422

Net investment income (loss)	6,576,664

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	754,977
Futures contract transactions	223,541
978,518

Change in net unrealized appreciation (depreciation) on:
Investments	7,272,906
Futures contracts	111,226
7,384,132

Net realized and unrealized gain (loss)	8,362,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,939,314

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MAY 31, 2011
Increase (Decrease) in Net Assets	November 30, 2011	May 31, 2011
Operations
Net investment income (loss)	$6,576,664	$14,035,434
Net realized gain (loss)	978,518	(11,142,002)
Change in net unrealized appreciation (depreciation)	7,384,132	205,651
Net increase (decrease) in net assets resulting from operations	14,939,314	3,099,083

Distributions to Shareholders
From net investment income:
Investor Class	(3,805,955)	(7,202,834)
Institutional Class	(134,810)	(59,159)
A Class	(2,039,675)	(5,440,700)
B Class	(28,573)	(100,021)
C Class	(558,813)	(1,232,720)
Decrease in net assets from distributions	(6,567,826)	(14,035,434)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	39,047,716	(47,364,910)

Net increase (decrease) in net assets	47,419,204	(58,301,261)

Net Assets
Beginning of period	236,137,556	294,438,817
End of period	$283,556,760	$236,137,556

Undistributed net investment income	$8,838	—

See Notes to Financial Statements.

16

Notes to Financial Statements

NOVEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income taxes. Capital appreciation is a secondary objective. The fund pursues its objectives by investing a portion of its assets in lower-rated and unrated municipal securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

17

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2011 was 0.60% for the Investor Class, A Class and C Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are

18

computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2011 were $114,980,464 and $79,381,481, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2011		Year ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,425,203	$64,653,735	10,040,466	$87,342,272
Issued in reinvestment of distributions	322,941	2,813,838	656,725	5,667,999
Redeemed	(3,369,155)	(29,261,734)	(10,820,930)	(93,775,217)
	4,378,989	38,205,839	(123,739)	(764,946)
Institutional Class
Sold	54,254	472,384	653,675	5,461,800
Issued in reinvestment of distributions	15,464	134,729	7,040	59,159
Redeemed	(40,974)	(353,199)	(95,553)	(792,047)
	28,744	253,914	565,162	4,728,912
A Class
Sold	1,532,542	13,280,143	2,796,582	24,215,335
Issued in reinvestment of distributions	183,898	1,601,546	479,206	4,150,973
Redeemed	(1,630,848)	(14,219,702)	(8,828,199)	(75,619,829)
	85,592	661,987	(5,552,411)	(47,253,521)
B Class
Sold	6,951	59,477	6,951	61,459
Issued in reinvestment of distributions	1,813	15,716	7,071	60,920
Redeemed	(217,240)	(1,902,063)	(104,719)	(891,154)
	(208,476)	(1,826,870)	(90,697)	(768,775)
C Class
Sold	419,784	3,642,474	694,046	6,028,066
Issued in reinvestment of distributions	30,997	269,826	67,812	584,225
Redeemed	(248,491)	(2,159,454)	(1,157,172)	(9,918,871)
	202,290	1,752,846	(395,314)	(3,306,580)
Net increase (decrease)	4,487,139	$39,047,716	(5,596,999)	$(47,364,910)

19

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased and sold interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of November 30, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $75,250 in receivable for variation margin on futures contracts. For the six months ended November 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $223,541 in net realized gain (loss) on futures contract transactions and $111,226 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

20

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$277,217,308
Gross tax appreciation of investments	$9,227,003
Gross tax depreciation of investments	(8,119,480)
Net tax appreciation (depreciation) of investments	$1,107,523

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

As of May 31, 2011, the fund had accumulated capital losses of $(35,509,442) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2012	2013	2014	2015	2016	2017	2018	2019
$(145,918)	$(700,317)	—	—	$(4,227,228)	$(8,112,975)	$(11,481,481)	$(10,841,523)

The fund has elected to treat $(8,223,882) of net capital losses incurred in the seven-month period ended May 31, 2011 as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$8.50	0.23(3)	0.29	0.52	(0.23)	$8.79	6.16%	0.61%(4)	5.26%(4)	32%	$169,079
2011	$8.82	0.47(3)	(0.32)	0.15	(0.47)	$8.50	1.76%	0.61%	5.41%	27%	$126,327
2010	$7.91	0.45(3)	0.92	1.37	(0.46)	$8.82	17.68%	0.61%	5.40%	25%	$132,196
2009	$9.63	0.50	(1.72)	(1.22)	(0.50)	$7.91	(12.70)%	0.62%	5.97%	44%	$82,547
2008	$10.68	0.52	(1.05)	(0.53)	(0.52)	$9.63	(5.01)%	0.62%	5.16%	69%	$87,127
2007	$10.50	0.51	0.18	0.69	(0.51)	$10.68	6.70%	0.62%	4.80%	36%	$97,254
Institutional Class
2011(2)	$8.50	0.24(3)	0.29	0.53	(0.24)	$8.79	6.26%	0.41%(4)	5.46%(4)	32%	$5,245
2011	$8.82	0.49(3)	(0.32)	0.17	(0.49)	$8.50	1.97%	0.41%	5.61%	27%	$4,829
2010(5)	$8.66	0.12(3)	0.15	0.27	(0.11)	$8.82	3.13%	0.41%(4)	5.50%(4)	25%(6)	$26
A Class
2011(2)	$8.50	0.22(3)	0.28	0.50	(0.22)	$8.78	5.90%	0.86%(4)	5.01%(4)	32%	$81,729
2011	$8.82	0.45(3)	(0.32)	0.13	(0.45)	$8.50	1.51%	0.86%	5.16%	27%	$78,325
2010	$7.91	0.43(3)	0.91	1.34	(0.43)	$8.82	17.39%	0.86%	5.15%	25%	$130,266
2009	$9.63	0.48	(1.72)	(1.24)	(0.48)	$7.91	(12.92)%	0.87%	5.72%	44%	$111,293
2008	$10.68	0.50	(1.05)	(0.55)	(0.50)	$9.63	(5.25)%	0.87%	4.91%	69%	$140,037
2007	$10.50	0.48	0.18	0.66	(0.48)	$10.68	6.43%	0.87%	4.55%	36%	$158,622

22

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2011(2)	$8.49	0.19(3)	0.28	0.47	(0.18)	$8.78	5.63%	1.61%(4)	4.26%(4)	32%	$27,504
2011	$8.81	0.38(3)	(0.32)	0.06	(0.38)	$8.49	0.75%	1.61%	4.41%	27%	$24,885
2010	$7.91	0.37(3)	0.90	1.27	(0.37)	$8.81	16.39%	1.61%	4.40%	25%	$29,313
2009	$9.63	0.41	(1.72)	(1.31)	(0.41)	$7.91	(13.58)%	1.62%	4.97%	44%	$25,176
2008	$10.68	0.42	(1.05)	(0.63)	(0.42)	$9.63	(5.96)%	1.62%	4.16%	69%	$34,072
2007	$10.50	0.40	0.18	0.58	(0.40)	$10.68	5.64%	1.62%	3.80%	36%	$38,287

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through May 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

23

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

24

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

25

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

26

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

27

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

28

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74145   1201

SEMIANNUAL REPORT              NOVEMBER 30, 2011

Intermediate-Term Tax-Free Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	35
Statement of Operations	36
Statement of Changes in Net Assets	37
Notes to Financial Statements	38
Financial Highlights	43
Approval of Management Agreement	45
Additional Information	50

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2011. This report offers an overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated May 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal market rebound described in our May 31, 2011 annual report continued during the six months ended November 30, 2011. The Barclays Capital Municipal Bond Index advanced 4.40% for the period, supported by a combination of reduced issuance (compared with 2010), opportunistic/comparative value-seeking demand from institutional and nontraditional investors, a Treasury market rally (which boosted most high-quality bonds), and relatively stable credit conditions compared with what many analysts had projected.

Probably the biggest news in the municipal market during 2011 was what didn’t happen. Highly publicized projections at the end of 2010 suggested that hundreds of billions of dollars in defaults would derail the municipal market in the next 12 months. Though U.S. economic and stock market performance were disappointing, making tax revenues tougher to generate, municipal defaults did not approach the projected rates. Increased austerity and budget-balancing measures helped maintain financial solvency for municipal issuers. We believe the default speculation focused excessively on projected municipal liabilities and underestimated the issuers’ ability to raise taxes and cut expenses.

Economic risks remain and more volatility is possible, but our municipal portfolio management team liked the 2011 year-end relative values of municipal securities compared with Treasuries (particularly at the long-maturity end of the spectrum) as a starting point for the next period. These dedicated experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of November 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	3.40%	5.47%	4.51%	4.45%	5.29%	3/2/87
Barclays Capital 7 Year Municipal Bond Index	—	3.88%	6.35%	5.85%	5.33%	N/A(2)	—
Institutional Class	AXBIX	3.50%	5.68%	4.72%	—	4.35%	4/15/03
A Class No sales charge* With sales charge*	TWWOX	3.27% -1.37%	5.21% 0.48%	— —	— —	4.41% 1.70%	3/1/10
C Class No sales charge* With sales charge*	TWTCX	2.88% 1.88%	4.43% 4.43%	— —	— —	3.58% 3.58%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Benchmark data first available 1/1/90.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

NOVEMBER 30, 2011
Portfolio at a Glance
Weighted Average Maturity	9.6 years
Average Duration (Modified)	4.7 years

30-Day SEC Yields
Investor Class	2.17%
Institutional Class	2.37%
A Class	1.85%
C Class	1.18%
Investor Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket	2.89%
28.00% Tax Bracket	3.01%
33.00% Tax Bracket	3.24%
35.00% Tax Bracket	3.34%
(1)The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five States and Territories	% of net assets
California	18.4%
New York	13.0%
Texas	6.1%
Massachusetts	4.7%
Puerto Rico	4.5%

Top Five Sectors	% of fund investments
General Obligation (GO)	31%
Transportation Revenue	11%
Electric Revenue	10%
Water/Sewer/Gas Revenue	9%
Certificates of Participation (COPs)/Leases	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.4%
Other Assets and Liabilities	(0.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period(1) 6/1/11 – 11/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,034.00	$2.39	0.47%
Investor Class (before waiver)	$1,000	$1,034.00(2)	$2.44	0.48%
Institutional Class (after waiver)	$1,000	$1,035.00	$1.37	0.27%
Institutional Class (before waiver)	$1,000	$1,035.00(2)	$1.42	0.28%
A Class (after waiver)	$1,000	$1,032.70	$3.66	0.72%
A Class (before waiver)	$1,000	$1,032.70(2)	$3.71	0.73%
C Class (after waiver)	$1,000	$1,028.80	$7.46	1.47%
C Class (before waiver)	$1,000	$1,028.80(2)	$7.51	1.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.65	$2.38	0.47%
Investor Class (before waiver)	$1,000	$1,022.60	$2.43	0.48%
Institutional Class (after waiver)	$1,000	$1,023.65	$1.37	0.27%
Institutional Class (before waiver)	$1,000	$1,023.60	$1.42	0.28%
A Class (after waiver)	$1,000	$1,021.40	$3.64	0.72%
A Class (before waiver)	$1,000	$1,021.35	$3.69	0.73%
C Class (after waiver)	$1,000	$1,017.65	$7.41	1.47%
C Class (before waiver)	$1,000	$1,017.60	$7.47	1.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

Schedule of Investments

NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 100.4%
ALABAMA — 0.1%
East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	$ 810,000	$ 812,762
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	864,066
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,064,653
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	663,479
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	812,634
		4,217,594
ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,875,000	1,694,269
ARIZONA — 2.5%
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,287,227
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	890,000	913,977
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 1.06%, 1/3/12(1)	7,500,000	4,907,850
Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,308,280
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,131,383
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,015,610
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	1,947,830
Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par (NATL)(1)(2)	2,000,000	2,129,320
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, 5.00%, 10/1/18(1)	3,000,000	3,634,170
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, (Water Quality), 5.00%, 10/1/30(1)	5,000,000	5,535,500
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/12 (NATL)(1)	2,130,000	2,181,631
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,000,000	2,039,240
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,035,810
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	5,000,000	5,531,850
Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,822,238
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,101,407
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(1)	3,000,000	3,036,420
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	1,750,000	2,053,590
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)(2)	1,000,000	1,030,090
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,334,846

Principal Amount	Value
Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	$ 1,750,000	$ 1,796,953
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	920,000	943,120
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	1,990,508
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,103,642
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	1,715,000	1,757,841
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	885,000	905,461
Pinal County COP, 5.00%, 12/1/25(1)	3,760,000	3,825,462
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	911,516
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16(1)	1,000,000	1,001,540
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	4,060,000	4,271,120
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(1)	4,900,000	5,123,146
University of Arizona COP, Series 2002 A, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,544,431
		75,153,009
ARKANSAS — 0.1%
Valdez Marine Terminal Revenue Rev., Series 2011 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GTY AGMT-BP PLC)	3,400,000	3,909,490
CALIFORNIA — 18.4%
Bay Area Government Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	3,700,000	3,700,000
Bay Area Toll Auth. Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	11,780,000	12,390,675
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22(1)	3,000,000	3,438,240
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	11,422,400
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	10,000,000	11,584,400
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	5,000,000	5,984,500
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15(1)	3,750,000	4,249,200
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/13(1)	2,050,000	2,181,569
California Department of Water Resources Power Supply Rev. Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	7,024,442
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,797,850
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,840,946

Principal Amount	Value
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20(1)	$ 9,480,000	$ 11,392,685
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	35,000,000	38,522,400
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	3,500,000	4,007,430
California GO, 5.00%, 10/1/16(1)	10,000,000	11,414,200
California GO, 5.00%, 10/1/18(1)	10,000,000	11,535,900
California GO, 5.75%, 4/1/31(1)	16,630,000	18,313,621
California GO, 5.00%, 6/1/32(1)	11,805,000	11,983,492
California GO, 5.00%, 11/1/32(1)	2,785,000	2,829,783
California GO, 6.00%, 4/1/38(1)	5,000,000	5,534,600
California GO, 5.50%, 11/1/39(1)	10,000,000	10,452,900
California GO, 5.50%, 3/1/40(1)	6,750,000	7,061,310
California GO, Series 2009 A, 5.00%, 7/1/20(1)	2,160,000	2,509,942
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	35,000	45,938
California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,005,000	5,307,402
California Health Facilities Financing Auth. Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,610,075
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,481,250
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	10,797,500
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,090,000	2,361,679
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	4,955,000	4,955,000
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge) (First Lien), 5.00%, 7/1/26 (FGIC)(1)(2)	4,825,000	5,987,246
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,304,898
California Municipal Finance Auth. Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,540,755
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,294,680
California Public Works Board Rev., Series 2009 G1 5.00%, 10/1/16(1)	10,000,000	11,107,700
California Public Works Board Rev., Series 2009 I1, 5.375%, 11/1/22(1)	8,000,000	8,663,840
California State University Rev., Series 2011 A, (Systemwide), 5.00%, 11/1/15(1)	3,315,000	3,784,371
California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 2/1/12(1)	2,000,000	2,120,500
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	8,000,000	9,084,560
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 4/1/12 (AGM)(1)	1,570,000	1,686,855

Principal Amount	Value
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)(2)	$ 430,000	$ 472,338
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)(2)	230,000	239,129
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)	845,000	874,938
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 12/15/11(1)	14,500,000	15,403,205
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	3,931,621
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	230,000	250,988
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(3)	5,000,000	4,987,200
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,177,760
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 A, (Assessment District No 05-21), VRDN, 0.14%, 12/1/11 (LOC: Bank of New York and California State Teacher’s Retirement)	8,000,000	8,000,000
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	2,250,000	2,588,422
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	10,000,000	10,488,200
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,921,350
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17(1)	100,000	113,347
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18(1)	500,000	601,180
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19(1)	250,000	301,975
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20(1)	1,000,000	1,208,830
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21(1)	500,000	599,455
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21(1)	10,000,000	12,057,500
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,707,606
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	7,208,131
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	7,520,559
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18(1)	3,205,000	3,772,990
Los Angeles Unified School District GO, Series 2011 A2 5.00%, 7/1/21	10,070,000	11,879,277
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)(2)	2,200,000	2,473,416
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	2,300,000	2,471,718
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.29%, 12/1/11(1)	8,500,000	8,464,555

Principal Amount	Value
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.29%, 12/1/11(1)	$ 7,410,000	$ 7,379,100
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,686,055
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,878,950
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,684,650
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16(1)	1,000,000	1,152,150
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17(1)	1,500,000	1,754,850
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,452,551
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)(1)	1,000,000	1,180,300
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(3)	4,610,000	737,185
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,362,089
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	3,950,000	4,148,290
San Diego County Water Auth. Rev., Series 2011 S1, 5.00%, 7/1/16(1)	5,555,000	6,470,964
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	6,600,000	7,589,802
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/22(1)	2,000,000	2,335,360
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	3,000,000	3,450,720
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)(1)	4,140,000	4,782,197
San Francisco Uptown Parking Corp. Rev., (Union Square) 5.50%, 7/1/15 (NATL)(1)	1,505,000	1,539,314
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,024,130
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,046,860
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34(1)	7,900,000	8,094,261
San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,525,000	1,561,600
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,246,479
State of California GO, 5.00%, 10/1/17(1)	8,000,000	9,175,440
State of California GO, 5.25%, 9/1/23(1)	25,000,000	28,582,750
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	3,061,072
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 12/1/11 (AGM)(1)	10,000,000	10,008,700
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	9,000,000	8,975,610
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 12/1/11 (LOC: BNP Paribas)(1)	6,600,000	6,600,000
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	3,765,000	3,651,561
		553,635,414

Principal Amount	Value
COLORADO — 1.7%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	$ 1,100,000	$ 1,140,040
Aurora Hospital Rev., (Children’s Hospital Association), 5.00%, 12/1/40(1)	1,250,000	1,249,050
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16(1)	5,000,000	5,898,600
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	764,628
Colorado Educational & Cultural Facilities Auth. Rev., Series 9, (Jewish Federation), VRDN, 0.15%, 12/1/11 (LOC: Bank of America N.A.)	4,100,000	4,100,000
Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,500,000	1,728,615
Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)(1)	1,000,000	1,024,780
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	50,248
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21(1)	2,500,000	2,900,425
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,056,960
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.84%, 12/7/11(1)	3,000,000	3,002,370
El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,020,000	1,021,703
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21(1)	2,000,000	2,322,940
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	3,844,260
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,092,706
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,005,763
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,433,418
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,433,418
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,414,574
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,515,615
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,017,410
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,303,284
University of Colorado Regents COP, 6.00%, 6/1/12, Prerefunded at 100% of Par (NATL-IBC)(1)(2)	5,000,000	5,143,550
		51,464,357
CONNECTICUT — 2.0%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,418,148
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13(1)	5,000,000	5,252,650
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	4,254,783

Principal Amount	Value
Connecticut GO, Series 2001 C 5.50%, 12/15/13 (NATL-IBC)(1)	$ 4,000,000	$ 4,405,120
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)(1)	5,000,000	5,632,200
Connecticut GO, Series 2005 A, VRDN, 0.84%, 12/1/11	5,000,000	4,995,650
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,536,200
Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,595,000	1,839,482
Connecticut GO, Series 2009 A, 5.00%, 1/1/16(1)	8,375,000	9,678,317
Connecticut GO, Series 2011 D, 5.00%, 11/1/22(1)	9,825,000	11,874,888
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	3,011,732
		58,899,170
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (AGM)(1)	590,000	592,289
District of Columbia Rev., Series 2010 A, 5.00%, 12/1/19(1)	5,000,000	6,096,350
District of Columbia Rev., Series 2011 B, (Income Tax Secured), VRN, 0.42%, 12/1/11	15,000,000	15,000,450
District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)(1)	1,200,000	1,256,100
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	5,164,900
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	4,600,000	5,378,872
		33,488,961
FLORIDA — 4.3%
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16(1)	9,450,000	10,492,807
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17(1)	2,500,000	2,848,325
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	5,800,000	6,399,546
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured) 5.00%, 6/1/16(1)	3,000,000	3,264,150
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18(1)	4,440,000	4,838,890
Collier County School Board COP, 5.50%, 2/15/12 (AGM)(1)	1,475,000	1,489,809
Florida GO, Series 2011 A, 5.00%, 6/1/21(1)	10,130,000	12,113,859
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,540,100
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,313,140
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,964,614
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,083,060
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	956,718
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)(1)	1,000,000	1,026,630
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)(1)	2,000,000	2,060,780
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,251,994
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,000,000	10,359,000
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	723,872

Principal Amount	Value
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)(1)	$ 4,650,000	$ 4,955,830
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41(1)	3,000,000	2,992,860
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17(1)	200,000	230,760
Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,875,000	1,941,019
Orlando & Orange County Expressway Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	3,089,580
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,109,700
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	885,000	1,045,008
Palm Beach County Health Facilities Auth. Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)(1)	6,250,000	6,329,437
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,858,760
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,653,915
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,313,732
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children’s Health Facilities), 6.50%, 11/15/39	4,700,000	5,150,025
Sumter County School Board COP, 5.50%, 7/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,031,020
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)(2)	430,000	516,065
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	633,373
Tampa Bay Water Regional Water Supply Auth. Utility System Rev., Series 2011 A, 5.00%, 10/1/16(1)	3,600,000	4,221,756
Tampa Bay Water Regional Water Supply Auth. Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	3,000,000	3,571,260
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	305,000	338,227
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)(1)	1,000,000	1,241,500
		127,951,121
GEORGIA — 3.7%
Appling County Development Auth. Pollution Control Rev., (Georgia Power Co.-Plant Hatch), VRDN, 0.19%, 12/1/11(1)	5,600,000	5,600,000
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.19%, 12/1/11(1)	1,500,000	1,500,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,348,752
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	5,000,000	5,722,150
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,409,170
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,489,494
Floyd County Development Auth. (Georgia Power Co. Plant Hammond), VRDN, 0.20%, 12/1/11(1)	4,600,000	4,600,000
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University) 5.50%, 9/1/18 (Ambac)(1)	1,250,000	1,277,162
Georgia GO, Series 2009 G, 5.00%, 11/1/16(1)	2,000,000	2,376,200
Georgia GO, Series 2009 I, 5.00%, 7/1/16(1)	10,000,000	11,786,100
Georgia GO, Series 2009 I, 5.00%, 7/1/19(1)	10,000,000	12,351,300

Principal Amount	Value
Georgia GO, Series 2011 E2 5.00%, 9/1/20(1)	$16,490,000	$ 20,481,075
Georgia Municipal Electric Auth. Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17(1)	5,000,000	5,791,200
Georgia Municipal Electric Auth. Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26(1)	4,800,000	5,261,088
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12, Prerefunded at 100% of Par (NATL-IBC) (Bank of New York)(1)(2)	190,000	190,825
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12, Prerefunded at 100% of Par (NATL-IBC) (Bank of New York)(1)(2)	60,000	60,325
Georgia Road & Tollway Auth. Rev., Series 2008 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/16(1)	6,350,000	7,377,366
Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	4,000,000	4,660,600
LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	2,000,000	2,007,680
Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	930,000	930,456
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	1,000,000	1,060,220
Private Colleges & Universities Auth. Rev., Series 2011 A, 5.00%, 9/1/16(1)	10,000,000	11,721,900
		112,003,063
GUAM — 0.3%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40(1)	1,500,000	1,532,460
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	2,850,000	2,939,091
Guam Government GO, Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/27(4)	3,185,000	3,351,130
Guam Government GO, Business Privilege Tax Rev., Series 2011 A, 5.25%, 1/1/36(4)	2,000,000	2,078,500
		9,901,181
HAWAII — 0.8%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)(1)	5,000,000	5,461,900
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15(1)	1,000,000	1,128,420
Hawaii GO, Series EA, 5.00%, 12/1/23(4)	10,000,000	11,889,500
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40(1)	2,500,000	2,500,725
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	800,000	813,768
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	3,000,000	3,557,190
		25,351,503
IDAHO — 0.1%
Idaho Health Facilities Auth. Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	256,750
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,184,590
		3,441,340
ILLINOIS — 4.4%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)(1)	2,000,000	2,194,540
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20(1)	1,235,000	1,280,831
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,387,950
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	1,050,000	1,156,659
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	1,250,000	1,381,437
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	1,300,000	1,457,729

Principal Amount	Value
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32(1)	$ 4,500,000	$ 5,283,540
Chicago O’Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (NATL-IBC)(1)	4,000,000	4,015,320
Chicago O’Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL)(1)	5,000,000	5,739,750
Chicago O’Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (AGM)(1)	2,310,000	2,318,893
Chicago O’Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)(1)	2,200,000	2,295,656
Chicago O’Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)(1)	4,000,000	4,302,280
Chicago O’Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)(1)	600,000	651,540
Chicago O’Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39(1)	2,000,000	2,174,560
Chicago O’Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16(1)	1,000,000	1,121,520
Chicago O’Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22(1)	1,000,000	1,116,270
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,083,716
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,267,688
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	1,008,440
Cook County GO, Series 2010 A, 5.25%, 11/15/22(1)	5,000,000	5,572,150
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,258,540
Illinois Finance Auth. Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,751,239
Illinois Finance Auth. Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40(1)	1,000,000	954,930
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,630,550
Illinois Finance Auth. Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,365,550
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	1,665,000	1,705,176
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14(1)	1,000,000	1,035,870
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,056,030
Illinois Finance Auth. Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41(1)	2,000,000	2,056,820
Illinois GO, 5.50%, 8/1/15 (NATL)(1)	1,795,000	2,014,259
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	9,800,000	10,970,610
Illinois GO, 5.00%, 1/1/20(1)	1,000,000	1,097,060
Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	260,000	266,334
Illinois Sales Tax Rev., 5.00%, 6/15/17(1)	3,000,000	3,462,360
Illinois Toll Highway Auth. Rev., Series 2010 A1, 5.00%, 1/1/25(1)	5,000,000	5,448,700
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)(2)	930,000	1,085,729
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (McCormick Place Expansion), 0.00%, 12/15/31 (NATL)(1)(3)	16,870,000	5,244,883
Metropolitan Pier & Exposition Auth. Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50(1)	2,750,000	2,647,727
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,035,000	1,035,166

Principal Amount	Value
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	$ 1,145,000	$ 1,145,183
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	75,320
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/17(1)	6,000,000	6,542,520
Railsplitter Tobacco Settlement Auth. Rev., 5.25%, 6/1/21(1)	10,000,000	10,803,500
Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	875,000	1,052,161
Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,000,000	1,000,090
Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,096,120
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,554,588
		133,167,484
INDIANA — 1.5%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)(1)	1,000,000	1,061,090
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)(1)	1,520,000	1,745,689
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)(1)	1,600,000	1,817,824
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)(1)	1,680,000	1,883,969
Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,771,100
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23(1)	2,645,000	3,081,134
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24(1)	3,025,000	3,476,300
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25(1)	1,650,000	1,871,562
Indiana Health & Educational Facility Financing Auth. Rev., Series 2006 B, (Ascension Health Credit Group), 5.00%, 11/15/39(1)	5,160,000	5,244,779
Indiana Health Facility Financing Auth. Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,546,620
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,814,719
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,758,864
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	635,000	700,519
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16(1)	1,000,000	1,175,820
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17(1)	2,000,000	2,388,180
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19(1)	4,200,000	5,102,958
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,471,449
Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,006,960
		45,919,536
IOWA — 0.4%
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,480,025

Principal Amount	Value
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	$ 1,950,000	$ 1,930,461
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,635,143
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	2,934,125
Iowa Finance Auth. Health Facilities Rev., (Great River Medical Center), VRDN, 0.20%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000
Iowa Finance Auth. Health Facilities Rev., Series 2009 E, VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)	1,200,000	1,200,000
		11,979,754
KANSAS — 0.2%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16(1)	4,500,000	5,309,280
KENTUCKY — 0.8%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(1)	4,000,000	4,788,920
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,302,490
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,363,413
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16(1)	4,600,000	5,368,936
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18(1)	7,000,000	8,232,210
		23,055,969
LOUISIANA — 0.4%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18(1)	3,225,000	3,908,345
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,091,121
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,194,047
Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,535,027
New Orleans Aviation Board Gulf Opportunity Zone Rev., Series 2010 A, (Passenger Facility Charge), 5.25%, 1/1/41(1)	750,000	762,563
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/17 (AGM)(1)	1,000,000	1,168,040
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/19 (AGM)(1)	1,000,000	1,179,590
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/20 (AGM)(1)	1,250,000	1,467,387
		12,306,120
MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)(1)	1,795,000	1,863,210
MARYLAND — 2.0%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,004,000
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,424,800
Maryland GO, Series 2009 A, (State & Local Facilities Loan), 5.00%, 11/1/13(1)	5,000,000	5,441,150
Maryland GO, Series 2009 C, (State & Local Facilities Loan), 5.00%, 11/1/16(1)	10,000,000	11,881,000
Maryland GO, Series 2011 B, 5.00%, 8/1/19(1)	5,000,000	6,189,750
Maryland Health & Higher Educational Facilities Auth. Rev., (Doctors Community Hospital), 5.75%, 7/1/38	2,400,000	2,181,912
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	270,000	276,575

Principal Amount	Value
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	$ 1,565,000	$ 1,653,172
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,789,266
Montgomery County Department of Finance GO, Series 2011 A, 5.00%, 7/1/15(1)	15,000,000	17,214,000
		59,055,625
MASSACHUSETTS — 4.7%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,551,493
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,702,575
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,710,000	1,822,877
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14(1)	5,000,000	5,195,800
Massachusetts Development Finance Agency Rev., Series 2010 A, (Emerson College), 5.00%, 1/1/40(1)	3,825,000	3,671,617
Massachusetts GO, Series 2001 D, (Consolidated Loan), 6.00%, 11/1/13 (NATL)(1)	15,000,000	16,573,350
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)(1)	10,000,000	10,481,900
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,781,450
Massachusetts GO, Series 2010 A, VRN, 0.52%, 12/1/11(1)	5,000,000	5,002,950
Massachusetts GO, Series 2011 A, 5.00%, 4/1/28(1)	10,000,000	11,215,000
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22(1)	9,635,000	11,471,046
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	5,000,000	4,477,150
Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)(2)	175,000	178,362
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,568,500
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,500,000	8,816,880
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	7,648,572
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	11,739,800
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35(1)	2,000,000	1,970,980
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20(1)	1,500,000	1,586,250
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21(1)	1,050,000	1,099,193
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(1)	2,050,000	1,928,373
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23(1)	1,000,000	1,116,380

Principal Amount	Value
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24(1)	$ 6,000,000	$ 6,600,060
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23(1)	1,000,000	1,177,220
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24(1)	1,815,000	2,107,723
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25(1)	4,215,000	4,829,421
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26(1)	1,000,000	1,136,610
Massachusetts Water Resources Auth. Rev., Series 2011 C 5.00%, 8/1/24(4)	6,090,000	7,072,195
		142,523,727
MICHIGAN — 1.3%
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)(1)	1,265,000	1,320,356
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)(1)	1,545,000	1,804,745
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27(1)	5,000,000	5,421,650
Michigan Finance Auth. Rev., (Detriot School District), 5.50%, 6/1/21(1)	6,000,000	6,312,780
Michigan Higher Education Facilities Auth. Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,380,996
Michigan State Building Auth. Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,615,120
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,010,000	1,061,126
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,468,876
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,370,000	1,384,549
Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (NATL/FGIC)(1)	2,010,000	2,010,241
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,304,110
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL/FGIC)(1)	2,335,000	2,422,516
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,307,770
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,177,080
		37,991,915
MINNESOTA — 1.7%
Minnesota GO, 5.00%, 11/1/16(1)	6,455,000	7,662,343
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	10,694,000
Minnesota GO, Series 2010 D, 5.00%, 8/1/19(1)	5,000,000	6,173,500
Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (St. John University), 5.00%, 10/1/12(1)	1,500,000	1,555,020
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,148,561
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,045,096
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,385,338
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21(1)	6,000,000	6,730,200
Tobacco Securitization Auth. Rev., Series 2011 B, (Tobacco Settlement), 5.00%, 3/1/21(1)	3,110,000	3,400,972

Principal Amount	Value
Tobacco Securitization Auth. Rev., Series 2011 B, (Tobacco Settlement), 5.25%, 3/1/31(1)	$ 7,000,000	$ 7,085,260
		50,880,290
MISSISSIPPI — 0.6%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,745,648
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,865,134
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	1,065,250
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	4,620,000	5,244,301
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27(1)	5,000,000	5,451,900
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)(1)	1,195,000	1,363,280
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)(1)	1,940,000	2,190,803
		18,926,316
MISSOURI — 0.5%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	1,425,000	1,578,287
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,188,160
Missouri Highways & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,229,980
Missouri Highways & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18(1)	2,700,000	3,257,172
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,435,095
Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	1,031,620
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,081,110
		15,801,424
NEBRASKA — 0.3%
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)(1)	2,000,000	2,097,700
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,860,650
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,377,910
		8,336,260
NEVADA — 0.3%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	933,950
Clark County School District GO, Series 2007 C, (Limited Tax Building), 5.00%, 6/15/17(1)	5,060,000	5,808,425
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien) 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	1,914,553
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,591,183
		10,248,111

Principal Amount	Value
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	$ 1,030,000	$ 1,066,586
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	1,960,000	2,039,713
		3,106,299
NEW JERSEY — 4.3%
New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	110,000	112,939
New Jersey Economic Development Auth. Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18(1)	5,000,000	5,750,900
New Jersey Economic Development Auth. Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19(1)	5,000,000	5,735,700
New Jersey Economic Development Auth. Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21(1)	10,000,000	11,330,200
New Jersey GO, 5.00%, 8/1/14(1)	5,000,000	5,553,900
New Jersey GO, 5.00%, 6/1/17(1)	4,500,000	5,300,505
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	7,000,000	7,977,410
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	1,050,000	1,021,892
New Jersey Health Care Facilities Financing Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	1,725,000	1,772,852
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	75,000	90,949
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,225,000	8,352,822
New Jersey State Turnpike Auth. Rev., Series 2009 G, 5.00%, 1/1/18(1)	1,700,000	1,974,448
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)(1)	4,235,000	4,382,166
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)(1)	5,595,000	5,979,880
New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B2, 5.00%, 12/15/16(1)	10,000,000	11,366,000
New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	7,758,826
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	17,398,800
New Jersey Transportation Trust Fund Auth. Rev., Series 2010 D, 5.00%, 12/15/17(1)	4,750,000	5,435,235
New Jersey Transportation Trust Fund Auth. Rev., Series 2011 A, 5.25%, 6/15/30(1)	5,000,000	5,350,300
New Jersey Transportation Trust Fund Auth. Rev., Series 2011 B, 5.25%, 6/15/22(4)	4,975,000	5,662,595
New Jersey Transportation Trust Fund Auth. Rev., Series 2011 B, 5.25%, 6/15/23(4)	3,000,000	3,373,230
New Jersey Transportation Trust Fund Auth. Rev., Series A, 5.25%, 12/15/21 (NATL-RE)(1)	6,850,000	7,951,959
		129,633,508
NEW MEXICO — 0.2%
New Mexico Finance Auth. State Transportation Rev., 5.00%, 6/15/17(1)	1,000,000	1,191,190
New Mexico Finance Auth. State Transportation Rev., 5.00%, 6/15/18(1)	3,000,000	3,625,500
New Mexico Finance Auth. State Transportation Rev., 4.00%, 6/15/19(1)	2,000,000	2,293,040
		7,109,730
NEW YORK — 13.0%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	3,700,000	3,853,772
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	5,000,000	4,866,400

Principal Amount	Value
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)	$ 4,640,000	$ 5,349,456
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 0.82%, 11/1/14	5,000,000	4,999,950
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/13(1)	4,000,000	4,303,680
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	5,919,500
Metropolitan Transportation Auth. Rev., Series 2010 G, 5.00%, 11/15/19(1)	1,750,000	2,032,275
Metropolitan Transportation Auth. Rev., Series 2011 A, 5.00%, 11/15/41(1)	2,100,000	2,130,408
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21(1)	1,800,000	2,102,976
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23(1)	1,500,000	1,713,555
New York City GO, Series D-1, 5.00%, 10/1/19(1)	5,000,000	6,007,300
New York City GO, Series E-3, 5.00%, 8/1/23	5,000,000	5,833,750
New York City Health & Hospital Corp. Rev., Series 2010 A, (Health System), 5.00%, 2/15/30(1)	5,000,000	5,237,850
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,607,715
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	8,200,000	8,622,874
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39(1)	5,000,000	5,257,850
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 BB, (Second General Resolution), 5.00%, 6/15/44(1)	13,700,000	14,321,569
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 HH, (Second Generation Resolution), 5.00%, 6/15/26(1)	3,600,000	4,050,648
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	8,500,000	8,874,170
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19(1)	8,000,000	9,294,080
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,840,760
New York City Transitional Finance Auth. Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,790,000	4,451,393
New York City Transitional Finance Auth. Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	6,080,000	7,229,728
New York City Transitional Finance Auth. Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21(1)	4,000,000	4,851,320
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	4,000,000	4,213,040
New York City Transitional Finance Auth. Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24(1)	4,000,000	4,653,160
New York City Transitional Finance Auth. Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25(1)	6,000,000	6,889,560
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)(2)	5,000,000	5,340,150
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)(1)	5,195,000	5,759,645
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,554,040
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,290,905
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,812,574

Principal Amount	Value
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	$ 2,600,000	$ 3,011,008
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,505,590
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	8,021,020
New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	6,570,000	7,545,776
New York GO, Series 2010 A, 5.00%, 8/1/17(1)	2,190,000	2,579,360
New York GO, Series 2010 E, 5.00%, 8/1/19(1)	4,555,000	5,463,950
New York GO, Series 2011 A1, 5.00%, 8/1/18(1)	5,000,000	5,963,050
New York GO, Series 2011 B, 5.00%, 8/1/15(1)	1,000,000	1,134,380
New York GO, Series 2011 B, 5.00%, 8/1/16(1)	3,705,000	4,290,686
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	5,000,000	5,057,500
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	12,051,400
New York Power Auth. (The) Rev., Series 2011 A, 5.00%, 5/15/12(1)	1,000,000	1,228,640
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,081,210
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,702,160
New York State Dormitory Auth. Rev., (Columbia University), 5.00%, 10/1/41(1)	13,750,000	15,166,662
New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,565,539
New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (AGM)(1)	1,000,000	1,013,920
New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	11,268,400
New York State Dormitory Auth. Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	9,993,695
New York State Dormitory Auth. Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	4,183,080
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	1,200,000	1,237,884
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	1,735,000	1,903,573
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	2,750,000	2,971,952
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	1,100,000	1,194,941
New York State Dormitory Auth. State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24(1)	6,530,000	7,556,124
New York State Environmental Facilities Corp. State Clean Water & Drink Rev., (Second Lien), 5.00%, 6/15/41(1)	10,000,000	10,708,700
New York State Thruway Auth. Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,402,480
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2011 A1 5.00%, 4/1/25(1)	5,865,000	6,664,282
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	3,000,000	3,442,920
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/17(1)	7,000,000	8,313,480
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	3,150,000	3,419,073
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	555,000	584,543

Principal Amount	Value
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	$ 850,000	$ 872,942
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	2,600,000	2,724,800
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17(1)	1,000,000	1,077,590
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18(1)	1,000,000	1,069,220
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20(1)	1,250,000	1,318,088
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(1)	1,175,000	1,188,430
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17(1)	10,000,000	11,567,700
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18(1)	8,025,000	9,381,145
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 5/15/12(1)	5,000,000	5,650,550
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	10,667,700
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	8,000,000	8,273,040
Triborough Bridge & Tunnel Auth. Rev., Series 2011 A, 5.00%, 1/1/22(1)	5,000,000	6,046,200
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	3,040,000	3,065,354
Westchester County GO, Series 2011 A, 4.00%, 10/15/15(1)	5,650,000	6,317,547
		392,713,337
NORTH CAROLINA — 1.4%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,406,040
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,201,410
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,559,262
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	3,179,038
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,368,729
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	5,600,000	5,969,096
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15(1)	3,000,000	3,315,930
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	640,000	676,096
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	1,360,000	1,430,570
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,932,850
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,304,420
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	1,800,000	1,881,234
Wake County GO, Series 2010 C, 5.00%, 3/1/23(1)	8,000,000	9,990,080
		41,214,755

Principal Amount	Value
NORTH DAKOTA — 0.1%
Grand Forks Rev., (United Hospital Obligation Group Project), VRDN, 0.22%, 12/1/11 (LOC: Lasalle National Bank)	$ 1,900,000	$ 1,900,000
OHIO — 1.7%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,000,000	1,143,880
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19(1)	2,450,000	2,735,572
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41(1)	2,800,000	2,820,692
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,213,124
Miami University/Oxford Rev., 5.00%, 9/1/24(4)	1,000,000	1,120,170
Miami University/Oxford Rev., 5.00%, 9/1/25(4)	4,440,000	4,926,002
Miami University/Oxford Rev., 5.00%, 9/1/26(4)	2,350,000	2,582,932
Milford Exempt Village School District GO, (School Improvements), 6.00%, 12/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,700,000	1,700,272
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	1,365,000	1,413,703
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16(1)	6,000,000	7,032,540
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	5,000,000	5,983,800
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	911,423
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,216,980
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	4,000,000	4,700,400
Ohio State Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)(2)	2,000,000	2,426,500
Ohio State Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,433,155
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,602,629
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,593,136
		52,556,910
OKLAHOMA — 0.4%
Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,383,700
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,649,880
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,768,544
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,744,918
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,170,683
		10,717,725
OREGON — 0.4%
Oregon GO, Series 2011 J, 5.00%, 5/1/19(1)	1,080,000	1,326,251
Oregon GO, Series 2011 J, 5.00%, 5/1/20(1)	1,870,000	2,306,757

Principal Amount	Value
Oregon GO, Series 2011 J, 5.00%, 5/1/21(1)	$ 1,500,000	$ 1,852,950
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	2,900,000	3,154,939
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)(1)	2,840,000	3,020,908
		11,661,805
PENNSYLVANIA — 4.3%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,418,097
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,713,795
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,334,465
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	1,150,000	1,422,872
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)(2)	2,580,000	3,366,848
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,319,992
Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	1,830,000	2,218,033
Geisinger Auth. Health System Rev., VRN, 1.06%, 2/1/12(1)	5,000,000	3,264,100
Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,011,080
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,232,150
Pennsylvania GO, 5.00%, 7/15/12(1)	5,000,000	5,149,800
Pennsylvania GO, 5.375%, 7/1/18 (AGM)(1)	1,070,000	1,318,893
Pennsylvania GO, 5.00%, 7/1/19(1)	15,000,000	18,271,650
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,749,790
Pennsylvania Higher Educational Facilities Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,216,670
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16(1)	5,000,000	5,759,350
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	11,161,400
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,120,500
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,471,331
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16(1)	10,000,000	11,397,900
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)(1)	5,000,000	5,776,300
Philadelphia Water & Wastewater Rev., Series 2011 A, 5.00%, 7/1/12(1)	2,900,000	2,971,166
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)(1)	15,805,000	17,877,826
Scranton Parking Auth. Rev., 5.00%, 6/1/22 (Radian)(1)	1,270,000	1,282,154
Southeastern Pennsylvania Transportation Auth., (Capital Guarantee Receipts), 5.00%, 6/1/14(1)	250,000	273,335
Southeastern Pennsylvania Transportation Auth., (Capital Guarantee Receipts), 5.00%, 6/1/15(1)	500,000	557,430
Southeastern Pennsylvania Transportation Auth., (Capital Guarantee Receipts), 5.00%, 6/1/16(1)	1,060,000	1,205,782
Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)(2)	4,500,000	5,217,660
		130,080,369
PUERTO RICO — 4.5%
Government Development Bank for Puerto Rico Rev., Series 2011 C, (Senior Lien), 1.00%, 10/15/12	25,000,000	24,903,500

Principal Amount	Value
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	$ 4,000,000	$ 4,070,320
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,550,000	13,271,248
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,810,883
Puerto Rico Electric Power Auth. Rev., Series 2010 XX, 5.25%, 7/1/40(1)	2,625,000	2,634,765
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/25(1)	5,000,000	5,299,150
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/26(1)	2,100,000	2,210,292
Puerto Rico Electric Power Auth. Rev., Series 2011 NN, 5.50%, 7/1/20(1)	7,080,000	7,990,488
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	2,015,171
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,399,500
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17(1)	2,675,000	2,964,997
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	3,020,000	3,322,121
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	3,026,550
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	2,085,000	2,147,592
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	17,750,000	18,219,487
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	4,000,000	4,294,760
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,167,320
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	1,750,000	1,822,170
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17(1)	5,000,000	5,428,750
Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,600,950
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,047,740
Puerto Rico Public Buildings Auth. Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	7,461,388
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42(1)	5,000,000	5,218,400
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41(1)	1,350,000	1,378,647
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(5)	5,725,000	879,360
		135,585,549
RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,448,200
SOUTH CAROLINA — 1.0%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,176,261
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,260,000	2,481,412
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,450,000	1,571,234
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,000,000	3,216,120
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	817,569

Principal Amount	Value
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	$ 875,000	$ 1,114,120
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	169,281
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	586,438
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	445,020
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16(1)	5,000,000	5,653,850
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17(1)	3,000,000	3,424,560
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,700,000	2,752,542
South Carolina Ports Auth. Rev., 4.00%, 7/1/15(1)	1,000,000	1,080,800
South Carolina Ports Auth. Rev., 5.00%, 7/1/16(1)	2,695,000	3,050,093
Spartanburg County Health Services District Inc. Hospital Rev., 5.50%, 4/15/16 (AGM)(1)	1,095,000	1,109,027
Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	515,000	515,623
		29,163,950
TENNESSEE — 1.7%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	1,720,000	1,790,451
Clarksville Public Building Auth. Rev., (Adjusted Financing Morristown Loans), VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)	17,655,000	17,655,000
Clarksville Public Building Auth. Rev., (Metropolitan Government of Nashville and Davidson County Project), VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Memphis Electric System Rev., 5.00%, 12/1/15(1)	2,500,000	2,881,625
Memphis Electric System Rev., 5.00%, 12/1/16(1)	1,000,000	1,177,750
Montgomery County Public Building Auth. Rev., (Tennessee County Loan Pool Project), VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)	24,490,000	24,490,000
Montgomery County Public Building Auth. Rev., (Tennessee County Loan Pools), VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)	2,100,000	2,100,000
Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	1,000,000	1,071,230
		52,666,056
TEXAS — 6.1%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34(1)	3,325,000	3,779,561
Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,112,860
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,097,393
Central Texas Regional Mobility Auth. Rev., (Senior Lien), 6.00%, 1/1/41(1)	2,500,000	2,520,725
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,160,070
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	680,000	766,149
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15(1)	2,185,000	2,525,052
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	2,250,000	2,741,490
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20(1)	2,900,000	3,403,672

Principal Amount	Value
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21(1)	$ 4,400,000	$ 5,103,120
Dallas Performing Arts Cultural Facilities Corp. Rev., Series 2008 A, (Dallas Cultural Foundation Project), VRDN, 0.15%, 12/1/11 (LOC: Bank of America N.A.)(1)	14,200,000	14,200,000
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	4,000,000	4,283,760
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/40(1)	6,000,000	6,405,600
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24(1)	1,000,000	1,073,630
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,257,560
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,220,981
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14(1)	2,540,000	2,728,163
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15(1)	1,200,000	1,318,572
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17(1)	1,000,000	1,179,320
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,071,098
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,158,931
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,276,670
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,188,934
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,049,160
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	1,000,000	1,042,410
Harris County Rev., Series 2009 C, 5.00%, 8/15/17(1)	5,000,000	5,875,700
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	2,940,250
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,295,000	1,343,265
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,815,222
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,236,160
Houston GO, Series 2009 A, (Public Improvement), 5.00%, 3/1/21(1)	10,000,000	11,698,400
Houston Utility System Rev., Series 2011 D, (First Lien), 5.00%, 11/15/33(1)	7,325,000	7,776,293
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,704,898
Lone Star College System GO, 5.00%, 8/15/21(1)	1,000,000	1,208,760
Lone Star College System GO, 5.00%, 8/15/22(1)	2,650,000	3,191,898
Love Field Airport Modernization Corp. Special Tax Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	5,000,000	4,840,900
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	800,000	903,696
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/22(1)	1,000,000	1,147,290
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/23(1)	3,435,000	3,813,606
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/24(1)	2,000,000	2,194,780
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14(1)	2,000,000	2,141,680
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15(1)	1,000,000	1,123,220
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16(1)	2,000,000	2,298,600
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	1,740,000	1,930,147

Principal Amount	Value
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/12(1)	$ 9,500,000	$ 9,923,700
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)	550,000	659,263
San Antonio Electric & Gas Rev., (Junior Lien), VRDN, 1.15%, 12/1/11 (SPA: BNP Paribas)(1)	2,750,000	2,761,055
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,321,570
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources), 5.00%, 11/15/40(1)	5,000,000	5,037,600
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	1,047,100
Tarrant County Cultural Education Facilities Finance Corp., Series 2008 A, (Methodist Hospitals of Dallas), VRDN, 0.12%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	800,000	800,000
Texas GO, 5.00%, 10/1/15	3,500,000	4,034,835
Texas GO, 5.00%, 10/1/16(1)	3,355,000	3,959,135
Texas GO, 5.00%, 10/1/17	2,225,000	2,669,310
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15(1)	1,000,000	1,127,540
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20(1)	1,500,000	1,763,580
Texas Public Finance Auth. Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14(1)	5,000,000	5,552,050
Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	350,000	368,918
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16(1)	5,000,000	5,720,150
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,063,620
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,309,016
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	750,000	788,745
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,374,739
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	1,000,000	1,211,110
		183,342,682
U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	6,950,000	7,627,555
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	7,250,000	7,392,173
		15,019,728
UTAH — 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,629,203
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,704,050
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)(2)	510,000	567,809
Utah GO, Series 2009 C, 5.00%, 7/1/18(1)	4,000,000	4,898,680
		11,799,742
VERMONT — 0.2%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,290,000	4,942,380

Principal Amount	Value
VIRGINIA — 0.8%
Albermarle County Economic Development Auth. Rev., VRDN, 0.15%, 12/1/11 (LOC: Bank of America N.A.)	$ 3,000,000	$ 3,000,000
Fairfax County COP, 5.30%, 4/15/23, Prerefunded at 102% of Par(1)(2)	1,500,000	1,558,860
Fairfax County Economic Development Auth. Rev., (Silver Line Phase I), 5.00%, 4/1/36(1)	1,430,000	1,516,386
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,586,795
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	5,120,000	6,049,895
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22(1)	4,150,000	4,958,005
		22,669,941
WASHINGTON — 3.3%
Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,000,000	1,027,830
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,603,705
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating Station), 6.00%, 1/1/12, Prerefunded at 100% of Par (Ambac)(2)	4,895,000	5,060,451
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	5,105,000	5,263,714
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	2,375,000	2,441,666
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,653,580
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18(1)	5,115,000	6,150,071
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22(1)	5,000,000	5,974,800
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,837,658
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	1,000,000	1,100,380
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,640,354
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16(1)	4,850,000	5,608,977
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,149,960
Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC/School Bond Guarantee)(1)(2)	1,260,000	1,260,189
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22(1)	1,000,000	1,146,050
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19(1)	5,000,000	6,033,800
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,690,000	7,638,374
Tacoma Metropolitan Park District GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,120,000	1,120,179
Tacoma Metropolitan Park District GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,000,160
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	825,000	897,740
Washington GO, Series 2011 A 5.00%, 7/1/21(1)	3,375,000	4,120,774
Washington GO, Series 2011 A, 5.00%, 7/1/22(1)	5,000,000	6,021,700
Washington GO, Series 2011 A, 5.00%, 8/1/23(1)	10,000,000	11,893,000

Principal Amount	Value
Washington GO, Series 2011 C, (Motor Vehicle -Senior 520), 5.00%, 6/1/21(1)	$ 1,650,000	$ 2,013,215
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22(1)	2,000,000	2,407,080
Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)(1)	4,500,000	4,679,865
Whitman County Pullman School District No. 267 GO, 5.625%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,500,000	1,540,800
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,925,228
		98,211,300
WEST VIRGINIA — 0.3%
West Virginia Hospital Finance Authority (United Health System), VRDN, 0.15%, 12/1/11 (LOC: Bank of America N.A.)(1)	10,500,000	10,500,000
WISCONSIN — 1.2%
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15(1)	5,000,000	5,690,400
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19(1)	5,000,000	6,064,750
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20(1)	3,000,000	3,651,330
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21(1)	2,500,000	3,047,850
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.50%, 11/15/22(1)	4,655,000	5,257,823
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	6,234,014
Wisconsin Health & Educational Facilities Auth. Rev., Series 2007 A, (Fort Healthcare Inc.), VRDN, 0.20%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	1,580,000	1,580,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,092,160
Wisconsin Health & Educational Facilities Auth. Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.15%, 12/1/11 (LOC: U.S. Bank N.A.)(1)	2,000,000	2,000,000
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	603,950
		36,222,277
TOTAL INVESTMENT SECURITIES — 100.4%(Cost $2,893,334,854)		3,021,741,736
OTHER ASSETS AND LIABILITIES — (0.4)%		(12,373,321)
TOTAL NET ASSETS — 100.0%		$3,009,368,415

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
436	U.S. Treasury 10-Year Notes	March 2012	$56,393,875	$251,081
311	U.S. Long Bond	March 2012	43,967,625	771,941
			$100,361,500	$1,023,022

Notes to Schedule of Investments

ACA = American Capital Access
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
GTY AGMT-BP PLC = Guaranty Agreement – BP PLC
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
NATL-IBC = National Public Finance Guarantee Corporation – Insured Bond Certificates
NATL-RE = National Public Finance Guarantee Corporation – Reinsured
PSF-GTD = Permanent School Fund Guaranteed
Radian = Radian Asset Assurance, Inc.
SPA = Standby Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $142,418,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
 Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	When-issued security.
(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,893,334,854)	$3,021,741,736
Cash	62,073
Receivable for investments sold	1,713,519
Receivable for capital shares sold	3,795,756
Receivable for variation margin on futures contracts	714,563
Interest receivable	37,997,990
3,066,025,637

Liabilities
Payable for investments purchased	49,694,286
Payable for capital shares redeemed	5,052,382
Accrued management fees	957,913
Distribution and service fees payable	19,128
Dividends payable	933,513
56,657,222

Net Assets	$3,009,368,415

Net Assets Consist of:
Capital paid in	$2,904,020,627
Accumulated net investment loss	(45,860)
Accumulated net realized loss	(24,036,256)
Net unrealized appreciation	129,429,904
$3,009,368,415

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,788,473,384	158,840,335	$11.26
Institutional Class	$1,164,134,746	103,373,784	$11.26
A Class	$42,659,139	3,787,897	$11.26	*
C Class	$14,101,146	1,253,223	$11.25

*Maximum offering price $11.79 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$46,870,387

Expenses:
Management fees	5,385,520
Distribution and service fees:
A Class	41,365
C Class	56,215
Trustees’ fees and expenses	75,351
Other expenses	25
5,558,476
Fees waived	(47,321)
5,511,155

Net investment income (loss)	41,359,232

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	710,279
Futures contract transactions	(776,578)
(66,299)

Change in net unrealized appreciation (depreciation) on:
Investments	45,841,896
Futures contracts	1,059,061
46,900,957

Net realized and unrealized gain (loss)	46,834,658

Net Increase (Decrease) in Net Assets Resulting from Operations	$88,193,890

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MAY 31, 2011
Increase (Decrease) in Net Assets	November 30, 2011	May 31, 2011
Operations
Net investment income (loss)	$41,359,232	$71,876,489
Net realized gain (loss)	(66,299)	(7,689,533)
Change in net unrealized appreciation (depreciation)	46,900,957	(4,727,546)
Net increase (decrease) in net assets resulting from operations	88,193,890	59,459,410

Distributions to Shareholders
From net investment income:
Investor Class	(27,144,544)	(62,106,128)
Institutional Class	(13,674,180)	(8,961,553)
A Class	(469,746)	(648,282)
C Class	(116,622)	(160,526)
Decrease in net assets from distributions	(41,405,092)	(71,876,489)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	958,956,197	84,338,596

Net increase (decrease) in net assets	1,005,744,995	71,921,517

Net Assets
Beginning of period	2,003,623,420	1,931,701,903
End of period	$3,009,368,415	$2,003,623,420

Accumulated net investment loss	$(45,860)	—

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax. The fund pursues its objective by investing primarily in investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The investment advisor voluntarily agreed to waive 0.013% of its management fee from June 1, 2011 through July 31, 2011, at which time the waiver was terminated. The total amount of the waiver for each class for the six months ended November 30, 2011 was $37,520, $8,916, $674 and $211 for the Investor Class, Institutional Class, A Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended November 30, 2011 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended November 30, 2011 was 0.46% for the Investor Class, A Class and C Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2011 were $1,961,488,938 and $978,177,317, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2011		Year ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,712,798	$198,337,394	51,217,652	$564,910,660
Issued in reinvestment of distributions	2,114,595	23,678,152	4,946,484	54,522,234
Redeemed	(16,380,879)	(183,515,441)	(54,540,332)	(595,989,499)
	3,446,514	38,500,105	1,623,804	23,443,395
Institutional Class
Sold	95,701,661	1,068,254,132	10,886,822	119,733,765
Issued in reinvestment of distributions	1,111,722	12,489,017	643,930	7,096,407
Redeemed	(15,666,449)	(176,361,920)	(9,233,817)	(100,626,713)
	81,146,934	904,381,229	2,296,935	26,203,459
A Class
Sold	1,802,402	20,242,599	3,591,329	39,823,177
Issued in reinvestment of distributions	29,544	330,936	42,137	462,638
Redeemed	(841,058)	(9,403,263)	(1,192,709)	(12,976,665)
	990,888	11,170,272	2,440,757	27,309,150
C Class
Sold	498,103	5,576,013	806,430	8,923,771
Issued in reinvestment of distributions	7,829	87,614	11,574	126,966
Redeemed	(67,796)	(759,036)	(153,871)	(1,668,145)
	438,136	4,904,591	664,133	7,382,592
Net increase (decrease)	86,022,472	$958,956,197	7,025,629	$84,338,596

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk - The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased and sold interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of November 30, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $714,563 in receivable for variation margin on futures contracts. For the six months ended November 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(776,578) in net realized gain (loss) on futures contract transactions and $1,059,061 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,893,390,523
Gross tax appreciation of investments	$134,771,632
Gross tax depreciation of investments	(6,420,419)
Net tax appreciation (depreciation) of investments	$128,351,213

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

As of May 31, 2011, the fund had accumulated capital losses of $(15,803,355), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2015	2016	2017	2018	2019
$(1,643,796)	—	$(3,280,979)	$(9,195,317)	$(1,683,263)

The fund has elected to treat $(5,849,981) of net capital losses incurred in the seven-month period ended May 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$11.06	0.17(3)	0.20	0.37	(0.17)	$11.26	3.40%	0.47%(4)	0.48%(4)	3.06%(4)	3.05%(4)	39%	$1,788,473
2011	$11.09	0.39(3)	(0.03)	0.36	(0.39)	$11.06	3.31%	0.47%	0.48%	3.53%	3.52%	14%	$1,717,930
2010	$10.70	0.40(3)	0.39	0.79	(0.40)	$11.09	7.48%	0.48%	0.48%	3.61%	3.61%	14%	$1,705,065
2009	$10.74	0.41	(0.04)	0.37	(0.41)	$10.70	3.58%	0.49%	0.49%	3.89%	3.89%	37%	$1,198,419
2008	$10.68	0.43	0.06	0.49	(0.43)	$10.74	4.66%	0.49%	0.49%	4.00%	4.00%	62%	$1,002,648
2007	$10.67	0.42	0.01	0.43	(0.42)	$10.68	4.08%	0.49%	0.49%	3.91%	3.91%	43%	$709,988
Institutional Class
2011(2)	$11.06	0.18(3)	0.20	0.38	(0.18)	$11.26	3.50%	0.27%(4)	0.28%(4)	3.26%(4)	3.25%(4)	39%	$1,164,135
2011	$11.09	0.41(3)	(0.03)	0.38	(0.41)	$11.06	3.51%	0.27%	0.28%	3.73%	3.72%	14%	$245,759
2010	$10.70	0.42(3)	0.39	0.81	(0.42)	$11.09	7.69%	0.28%	0.28%	3.81%	3.81%	14%	$221,014
2009	$10.74	0.43	(0.04)	0.39	(0.43)	$10.70	3.78%	0.29%	0.29%	4.09%	4.09%	37%	$111,882
2008	$10.68	0.45	0.06	0.51	(0.45)	$10.74	4.88%	0.29%	0.29%	4.20%	4.20%	62%	$67,895
2007	$10.67	0.44	0.01	0.45	(0.44)	$10.68	4.28%	0.29%	0.29%	4.11%	4.11%	43%	$10,567

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2011(2)	$11.06	0.16(3)	0.20	0.36	(0.16)	$11.26	3.27%	0.72%(4)	0.73%(4)	2.81%(4)	2.80%(4)	39%	$42,659
2011	$11.09	0.36(3)	(0.03)	0.33	(0.36)	$11.06	3.05%	0.72%	0.73%	3.28%	3.27%	14%	$30,930
2010(5)	$11.03	0.09(3)	0.06	0.15	(0.09)	$11.09	1.35%	0.73%(4)	0.73%(4)	3.19%(4)	3.19%(4)	14%(6)	$3,951
C Class
2011(2)	$11.05	0.12(3)	0.20	0.32	(0.12)	$11.25	2.88%	1.47%(4)	1.48%(4)	2.06%(4)	2.05%(4)	39%	$14,101
2011	$11.08	0.28(3)	(0.03)	0.25	(0.28)	$11.05	2.28%	1.47%	1.48%	2.53%	2.52%	14%	$9,005
2010(5)	$11.03	0.06(3)	0.06	0.12	(0.07)	$11.08	1.07%	1.48%(4)	1.48%(4)	2.33%(4)	2.33%(4)	14%(6)	$1,673

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through May 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74146   1201

SEMIANNUAL REPORT              NOVEMBER 30, 2011

Long-Term Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	24
Approval of Management Agreement	26
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2011. This report offers an overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated May 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal market rebound described in our May 31, 2011 annual report continued during the six months ended November 30, 2011. The Barclays Capital Municipal Bond Index advanced 4.40% for the period, supported by a combination of reduced issuance (compared with 2010), opportunistic/comparative value-seeking demand from institutional and nontraditional investors, a Treasury market rally (which boosted most high-quality bonds), and relatively stable credit conditions compared with what many analysts had projected.

Probably the biggest news in the municipal market during 2011 was what didn’t happen. Highly publicized projections at the end of 2010 suggested that hundreds of billions of dollars in defaults would derail the municipal market in the next 12 months. Though U.S. economic and stock market performance were disappointing, making tax revenues tougher to generate, municipal defaults did not approach the projected rates. Increased austerity and budget-balancing measures helped maintain financial solvency for municipal issuers. We believe the default speculation focused excessively on projected municipal liabilities and underestimated the issuers’ ability to raise taxes and cut expenses.

Economic risks remain and more volatility is possible, but our municipal portfolio management team liked the 2011 year-end relative values of municipal securities compared with Treasuries (particularly at the long-maturity end of the spectrum) as a starting point for the next period. These dedicated experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	MMBAX	4.36% -0.31%	6.25% 1.50%	4.11% 3.15%	4.50%(2) 4.02%(2)	5.34%(2) 5.01%(2)	3/31/97
Barclays Capital Municipal Bond Index	—	4.40%	6.53%	4.75%	5.08%	5.59%	—
Investor Class	ACLVX	4.49%	6.51%	4.37%	—	4.78%	4/3/06
Institutional Class	ACLSX	4.60%	6.73%	4.57%	—	4.99%	4/3/06
C Class No sales charge* With sales charge*	ACTCX	3.97% 2.97%	5.46% 5.46%	3.34% 3.34%	— —	3.75% 3.75%	4/3/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Chacteristics

NOVEMBER 30, 2011
Portfolio at a Glance
Weighted Average Maturity	15.0 years
Average Duration (Modified)	5.2 years

30-Day SEC Yields
Investor Class	2.92%
Institutional Class	3.12%
A Class	2.54%
C Class	1.91%
Investor Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket	3.89%
28.00% Tax Bracket	4.06%
33.00% Tax Bracket	4.36%
35.00% Tax Bracket	4.49%
(1)The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
General Obligation (GO)	24%
Hospital Revenue	13%
Transportation Revenue	12%
Electric Revenue	10%
Water/Sewer/Gas Revenue	9%

Top Five States and Territories	% of net assets
California	18.5%
New York	16.2%
Illinois	6.4%
Texas	5.8%
Puerto Rico	5.4%

Types of Investments in Portfolio	% of net assets
Municipal Securities	97.6%
Other Assets and Liabilities	2.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period(1) 6/1/11 – 11/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,044.90	$2.45	0.48%
Institutional Class	$1,000	$1,046.00	$1.43	0.28%
A Class	$1,000	$1,043.60	$3.73	0.73%
C Class	$1,000	$1,039.70	$7.55	1.48%
Hypothetical
Investor Class	$1,000	$1,022.60	$2.43	0.48%
Institutional Class	$1,000	$1,023.60	$1.42	0.28%
A Class	$1,000	$1,021.35	$3.69	0.73%
C Class	$1,000	$1,017.60	$7.47	1.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 97.6%
ALABAMA — 1.0%
East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$500,000	$ 522,790
ARIZONA — 2.3%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	221,274
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(1)	50,000	50,607
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	293,370
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	335,000	352,420
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	313,938
		1,231,609
CALIFORNIA — 18.5%
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	426,388
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	310,260
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39(1)	200,000	209,366
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	300,000	339,072
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	100,000	115,957
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	120,000	135,629
California GO, 5.00%, 6/1/25(1)	130,000	137,125
California GO, 5.625%, 4/1/26(1)	500,000	555,380
California GO, 5.75%, 4/1/27(1)	500,000	558,325
California GO, 5.00%, 2/1/28 (Ambac)(1)	235,000	256,456
California GO, 5.75%, 4/1/28(1)	500,000	556,640
California GO, 5.25%, 9/1/28(1)	200,000	216,400
California GO, 5.50%, 3/1/40(1)	100,000	104,612
California GO, 5.00%, 10/1/41(1)	100,000	99,762
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	10,000	13,125
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	245,000	276,848
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	322,158
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15(1)	110,000	120,750
California State Public Works Board Lease Rev., Series 2011 D, (Systemwide Financing Program), 5.00%, 12/1/31(1)	150,000	147,303
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	314,145
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	250,000	283,892

7

Principal Amount	Value
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	$250,000	$ 265,572
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)(1)	265,000	274,201
Desert Sands Unified School District COP, (Financing) 5.00%, 3/1/18(1)	50,000	55,875
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/17(1)	225,000	233,426
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	100,000	104,882
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21(1)	250,000	286,662
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	250,000	265,770
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36(1)	150,000	157,881
Los Angeles Unified School District GO, Series 2011 A2 5.00%, 7/1/21(1)	300,000	353,901
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	429,864
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	222,854
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	237,688
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(3)	500,000	79,955
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	290,000	330,852
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41(1)	$100,000	105,020
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24(1)	50,000	57,499
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	70,000	80,517
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	250,000	277,120
Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	420,000	447,922
		9,767,054
COLORADO — 1.3%
Colorado Health Facilities Auth. Rev., Series 2008 D, (Catholic Health Initiatives) 6.25%, 10/1/33(1)	240,000	264,982
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	203,482
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	200,000	217,214
		685,678
CONNECTICUT — 1.6%
Connecticut GO, Series 2011 D, 5.00%, 11/1/22(1)	175,000	211,512
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University) 5.00%, 7/1/17 (NATL)(1)	200,000	228,716
Connecticut Health & Educational Facility Auth. Rev., Series 2008 B, (Greater Hartford YMCA), VRDN, 0.15%, 12/1/11 (LOC: Bank of America N.A.)	400,000	400,000
		840,228
DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	111,392

8

Principal Amount	Value
DISTRICT OF COLUMBIA — 0.9%
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	$400,000	$ 467,728
FLORIDA — 2.9%
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	200,000	220,674
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	256,252
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40(1)	300,000	320,091
Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	205,842
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	105,485
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children’s Health Facilities), 6.50%, 11/15/39	300,000	328,725
Tampa Bay Water Regional Water Supply Auth. Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	100,000	119,042
		1,556,111
GEORGIA — 2.8%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	294,407
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	211,308
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	500,000	510,865
Georgia Municipal Electric Power Auth. Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	25,000	25,661
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(1)	400,000	414,932
		1,457,173
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	$250,000	257,815
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31(4)	150,000	154,976
		412,791
HAWAII — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	200,000	203,442
IDAHO — 0.5%
Idaho Health Facilities Auth. Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	256,750
ILLINOIS — 6.4%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	200,000	220,316
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	200,000	221,030
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	200,000	224,266
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38(1)	100,000	106,065
Cook County GO, Series 2011 A, 5.25%, 11/15/28(1)	200,000	211,518
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	225,222
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	400,000	409,652
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	200,000	223,890
Illinois GO, Series 2006 A, 5.00%, 6/1/13(1)	475,000	501,548
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (McCormick Place Exposition), 0.00%, 12/15/31 (NATL)(1)(3)	325,000	101,043
Metropolitan Pier & Exposition Auth. Rev., Series 2010 B2, (Taxable-McCormick), 5.00%, 6/15/50(1)	250,000	240,702
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/15(1)	250,000	275,382

9

Principal Amount	Value
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/17(1)	$150,000	$ 163,563
Railsplitter Tobacco Settlement Auth. Rev., 6.00%, 6/1/28(1)	250,000	263,600
		3,387,797
INDIANA — 1.2%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)(1)	250,000	277,327
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25(1)	100,000	113,428
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	219,858
		610,613
KANSAS — 0.4%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc. Project), 5.00%, 1/1/21	200,000	229,970
KENTUCKY — 1.0%
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	273,965
Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	240,000	282,523
		556,488
MARYLAND — 2.5%
Maryland Economic Development Corp. Rev., Series 2008 B, (U.S. Pharmacopeial), VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)(1)	900,000	900,000
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	150,000	163,013
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.00%, 7/1/18(1)	225,000	271,309
		1,334,322
MASSACHUSETTS — 2.0%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34(1)	$200,000	215,242
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	243,225
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24(1)	200,000	226,722
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	224,958
Massachusetts Water Resources Auth. Rev., Series 2011 C, 5.25%, 8/1/42(4)	150,000	163,459
		1,073,606
MICHIGAN — 0.3%
Michigan Finance Auth. Rev., (Detroit School District), 5.50%, 6/1/21(1)	150,000	157,820
MINNESOTA — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	313,461
Minnesota GO, 5.00%, 6/1/18(1)	200,000	231,456
		544,917
MISSOURI — 0.5%
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	273,520
NEBRASKA — 0.3%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	164,690
NEW JERSEY — 4.2%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	280,672
New Jersey GO, 5.00%, 6/1/17(1)	200,000	235,578
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	250,000	284,907

10

Principal Amount	Value
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	$200,000	$ 194,646
New Jersey Health Care Facilities Financing Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	200,000	205,548
New Jersey State Turnpike Auth. Rev., Series 2009 H, 5.00%, 1/1/36(1)	250,000	259,423
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	240,000	278,381
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)(1)	150,000	174,131
New Jersey Transportation Trust Fund Auth. Rev., Series 2010 D, 5.00%, 12/15/17(1)	250,000	286,065
		2,199,351
NEW YORK — 16.2%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47(1)	55,000	58,281
Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	150,000	151,725
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	280,877
Long Island Power Auth. Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)(1)	150,000	177,465
Metropolitan Transportation Auth. Rev., Series 2005 G, 5.00%, 11/15/19(1)	250,000	290,325
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	250,000	293,012
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39(1)	70,000	73,610
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 BB, (Second General Resolution), 5.00%, 6/15/44(1)	200,000	209,074
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	$250,000	260,760
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(1)	250,000	260,887
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	215,000	224,464
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	324,840
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	200,000	210,652
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	300,000	319,866
New York GO, Series 2009 C, 5.00%, 8/1/23(1)	500,000	568,035
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	400,000	463,232
New York Liberty Development Corp. Rev., (World Trade Center Project), 5.125%, 11/15/44(1)	100,000	101,086
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	270,000	325,388
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	264,440
New York State Dormitory Auth. Rev., (Columbia University), 5.00%, 10/1/41(1)	150,000	165,455
New York State Dormitory Auth. Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	361,707
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	250,000	257,893
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	400,000	434,524

11

Principal Amount	Value
New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	$300,000	$ 356,916
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	280,000	301,179
New York State Power Auth. Rev., Series 2011 A, 5.00%, 11/15/38(1)	200,000	214,508
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	120,000	137,717
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	389,232
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	250,000	262,000
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18(1)	100,000	116,899
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	213,354
Triborough Bridge & Tunnel Auth. Rev., Series 2011 A, 5.00%, 1/1/28(1)	200,000	223,770
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	250,000	252,085
		8,545,258
NORTH CAROLINA — 2.2%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	250,000	297,910
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	342,003
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	45,000	47,538
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	$105,000	110,448
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	344,616
		1,142,515
OHIO — 0.4%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41(1)	200,000	201,478
OKLAHOMA — 0.3%
Oklahoma Turnpike Auth. Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28(1)	150,000	166,946
OREGON — 1.6%
Clackamas County Hospital Facility Auth. Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	204,926
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	320,745
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	326,373
		852,044
PENNSYLVANIA — 3.6%
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	500,000	618,640
Pennsylvania Higher Educational Facilties Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	155,000	188,584
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	226,186
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41(1)	150,000	153,101
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	331,401

12

Principal Amount	Value
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	$250,000	$ 259,952
Philadelphia Water & Wastewater Rev., Series 2011 A, 5.00%, 1/1/41(1)	100,000	102,454
		1,880,318
PUERTO RICO — 5.4%
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)(1)	100,000	109,803
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	255,085
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	201,770
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	385,000	396,558
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	528,735
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	525,000	535,946
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	400,000	407,388
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42(1)	150,000	156,552
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41(1)	150,000	153,183
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(5)	700,000	107,520
		2,852,540
SOUTH CAROLINA — 0.2%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	125,000	127,433
TENNESSEE — 1.3%
Clarksville Public Building Auth. Rev., (Metropolitan Government of Nashville and Davidson County Project), VRDN, 0.19%, 12/1/11 (LOC: Bank of America N.A.)	420,000	420,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	$225,000	258,923
		678,923
TEXAS — 5.8%
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	250,000	281,672
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	250,000	304,610
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20(1)	100,000	117,368
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21(1)	100,000	115,980
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38(1)	400,000	419,652
Houston Utility System Rev., Series 2011 A, (First Lien), 5.00%, 11/15/33(1)	250,000	265,087
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	200,000	225,924
North Texas Thruway Auth. Rev., (First Tier), 6.00%, 1/1/38(1)	300,000	325,440
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	225,000	235,035
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	258,830
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	263,453
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	250,000	262,915
		3,075,966

13

Principal Amount	Value
U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	$250,000	$ 254,903
UTAH — 1.1%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL)(1)	250,000	299,850
Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	292,645
		592,495
VIRGINIA — 1.3%
Albermarle County Economic Development Auth. Rev., (Health Services Foundation), VRDN, 0.15%, 12/1/11 (LOC: Bank of America N.A.)	200,000	200,000
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	200,000	236,324
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	200,000	227,042
		663,366
WASHINGTON — 2.6%
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16(1)	150,000	173,474
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34(1)	200,000	213,768
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30(1)	$200,000	211,854
Redmond GO, 5.00%, 12/1/21(1)	250,000	291,022
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	234,492
Washington GO, Series 2011 C, (Senior 520 Corridor Project), 5.00%, 6/1/41(1)	250,000	264,835
		1,389,445
WISCONSIN — 2.1%
Milwaukee Redevelopment Auth. Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(2)	475,000	512,202
Wisconsin Health & Educational Facilities Auth. Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	324,180
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	250,000	301,975
		1,138,357
TOTAL INVESTMENT SECURITIES — 97.6%(Cost $48,596,604)		51,607,827
OTHER ASSETS AND LIABILITIES — 2.4%		1,259,183
TOTAL NET ASSETS — 100.0%		$52,867,010

14

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
8	U.S. Treasury 10-Year Notes	March 2012	$1,034,750	$4,607
5	U.S. Long Bond	March 2012	706,875	12,411
			$1,741,625	$17,018

Notes to Schedule of Investment

AGC = Assured Guaranty Corporation
AGC-ICC = Assured Guarantee Corporation - Insured Custody Certificates
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,061,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	When-issued security.
(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

NOVEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $48,596,604)	$51,607,827
Cash	657,008
Receivable for investments sold	264,519
Receivable for capital shares sold	56,893
Receivable for variation margin on futures contracts	11,875
Interest receivable	732,397
53,330,519

Liabilities
Payable for investments purchased	316,592
Payable for capital shares redeemed	107,533
Accrued management fees	20,012
Distribution and service fees payable	6,339
Dividends payable	13,033
463,509

Net Assets	$52,867,010

Net Assets Consist of:
Capital paid in	$51,372,989
Undistributed net investment income	348
Accumulated net realized loss	(1,534,568)
Net unrealized appreciation	3,028,241
$52,867,010

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$31,709,063	2,837,462	$11.18
Institutional Class	$263,400	23,578	$11.17
A Class	$17,656,034	1,580,267	$11.17	*
C Class	$3,238,513	289,838	$11.17

*Maximum offering price $11.70 (net asset value divided by 0.955)

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,016,441

Expenses:
Management fees	113,834
Distribution and service fees:
A Class	21,674
B Class	1,407
C Class	16,127
Trustees’ fees and expenses	1,947
154,989

Net investment income (loss)	861,452

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	55,303
Futures contract transactions	(15,529)
39,774

Change in net unrealized appreciation (depreciation) on:
Investments	1,123,414
Futures contracts	17,821
1,141,235

Net realized and unrealized gain (loss)	1,181,009

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,042,461

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MAY 31, 2011
Increase (Decrease) in Net Assets	November 30, 2011	May 31, 2011
Operations
Net investment income (loss)	$861,452	$1,609,960
Net realized gain (loss)	39,774	(316,307)
Change in net unrealized appreciation (depreciation)	1,141,235	(394,335)
Net increase (decrease) in net assets resulting from operations	2,042,461	899,318

Distributions to Shareholders
From net investment income:
Investor Class	(507,934)	(668,572)
Institutional Class	(5,408)	(9,795)
A Class	(299,964)	(789,367)
B Class	(3,834)	(14,064)
C Class	(43,770)	(128,162)
Decrease in net assets from distributions	(860,910)	(1,609,960)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	7,355,507	6,562,604

Net increase (decrease) in net assets	8,537,058	5,851,962

Net Assets
Beginning of period	44,329,952	38,477,990
End of period	$52,867,010	$44,329,952

Accumulated undistributed net investment income (loss)	$348	$(194)

See Notes to Financial Statements.

18

Notes to Financial Statements

NOVEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income taxes consistent with preservation of capital. The fund pursues its objective by investing primarily in long-term investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2011 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for

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individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2011 were $14,339,167 and $6,905,497, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2011		Year ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,249,350	$13,888,938	2,444,990	$26,475,838
Issued in reinvestment of distributions	43,057	477,801	57,071	617,819
Redeemed	(628,500)	(6,975,608)	(1,220,165)	(13,132,148)
	663,907	7,391,131	1,281,896	13,961,509
Institutional Class
Sold	—	—	22,206	250,246
Issued in reinvestment of distributions	482	5,347	903	9,795
Redeemed	(2,517)	(28,195)	(8,229)	(89,825)
	(2,035)	(22,848)	14,880	170,216
A Class
Sold	134,193	1,489,152	369,226	4,034,930
Issued in reinvestment of distributions	22,350	247,882	61,707	672,977
Redeemed	(120,872)	(1,343,331)	(1,030,311)	(11,024,657)
	35,671	393,703	(599,378)	(6,316,750)
B Class
Issued in reinvestment of distributions	281	3,104	1,164	12,700
Redeemed	(33,025)	(367,834)	(22,188)	(242,385)
	(32,744)	(364,730)	(21,024)	(229,685)
C Class
Sold	28,989	321,917	103,357	1,131,162
Issued in reinvestment of distributions	3,754	41,627	10,882	118,397
Redeemed	(36,790)	(405,293)	(212,966)	(2,272,245)
	(4,047)	(41,749)	(98,727)	(1,022,686)
Net increase (decrease)	660,752	$7,355,507	577,647	$6,562,604

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased and sold interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of November 30, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $11,875 in receivable for variation margin on futures contracts. For the six months ended November 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(15,529) in net realized gain (loss) on futures contract transactions and $17,821 in change in net unrealized appreciation (depreciation) on futures contracts.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$48,595,014
Gross tax appreciation of investments	$3,040,368
Gross tax depreciation of investments	(27,555)
Net tax appreciation (depreciation) of investments	$3,012,813

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

As of May 31, 2011, the fund had accumulated capital losses of $(1,275,771), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2012	2013	2014	2015	2016	2017	2018	2019
$(8,266)	$(142,310)	$(389,668)	—	$(415,549)	$(175,946)	$(72,593)	$(71,439)

The fund has elected to treat $(229,987) of net capital losses incurred in the seven-month period ended May 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$10.89	0.21(3)	0.29	0.50	(0.21)	$11.18	4.49%	0.48%(4)	3.72%(4)	15%	$31,709
2011	$11.02	0.43(3)	(0.13)	0.30	(0.43)	$10.89	2.77%	0.48%	3.94%	23%	$23,674
2010	$10.60	0.44(3)	0.42	0.86	(0.44)	$11.02	8.32%	0.48%	4.04%	50%	$9,824
2009	$10.56	0.39	0.04	0.43	(0.39)	$10.60	4.32%	0.49%	3.84%	40%	$3,622
2008	$10.78	0.43	(0.22)	0.21	(0.43)	$10.56	1.99%	0.49%	4.02%	257%	$1,071
2007	$10.70	0.43	0.08	0.51	(0.43)	$10.78	4.84%	0.49%	4.00%	101%	$222
Institutional Class
2011(2)	$10.89	0.22(3)	0.28	0.50	(0.22)	$11.17	4.60%	0.28%(4)	3.92%(4)	15%	$263
2011	$11.02	0.45(3)	(0.13)	0.32	(0.45)	$10.89	2.97%	0.28%	4.14%	23%	$279
2010	$10.60	0.45(3)	0.44	0.89	(0.47)	$11.02	8.53%	0.28%	4.24%	50%	$118
2009	$10.56	0.42	0.04	0.46	(0.42)	$10.60	4.53%	0.29%	4.04%	40%	$18,460
2008	$10.78	0.45	(0.22)	0.23	(0.45)	$10.56	2.19%	0.29%	4.22%	257%	$17,661
2007	$10.70	0.45	0.08	0.53	(0.45)	$10.78	5.05%	0.29%	4.20%	101%	$17,285

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For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2011(2)	$10.89	0.19(3)	0.28	0.47	(0.19)	$11.17	4.36%	0.73%(4)	3.47%(4)	15%	$17,656
2011	$11.02	0.40(3)	(0.13)	0.27	(0.40)	$10.89	2.52%	0.73%	3.69%	23%	$16,820
2010	$10.60	0.41(3)	0.43	0.84	(0.42)	$11.02	8.05%	0.73%	3.79%	50%	$23,618
2009	$10.56	0.37	0.04	0.41	(0.37)	$10.60	4.06%	0.74%	3.59%	40%	$20,619
2008	$10.78	0.40	(0.22)	0.18	(0.40)	$10.56	1.73%	0.74%	3.77%	257%	$9,320
2007	$10.70	0.41	0.08	0.49	(0.41)	$10.78	4.58%	0.74%	3.75%	101%	$12,233
C Class
2011(2)	$10.89	0.15(3)	0.28	0.43	(0.15)	$11.17	3.97%	1.48%(4)	2.72%(4)	15%	$3,239
2011	$11.02	0.32(3)	(0.13)	0.19	(0.32)	$10.89	1.76%	1.48%	2.94%	23%	$3,201
2010	$10.60	0.33(3)	0.43	0.76	(0.34)	$11.02	7.25%	1.48%	3.04%	50%	$4,325
2009	$10.56	0.29	0.04	0.33	(0.29)	$10.60	3.28%	1.49%	2.84%	40%	$3,749
2008	$10.78	0.32	(0.22)	0.10	(0.32)	$10.56	0.98%	1.49%	3.02%	257%	$1,152
2007	$10.70	0.32	0.08	0.40	(0.32)	$10.78	3.80%	1.49%	3.00%	101%	$41

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

27

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

28

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

29

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

30

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74144   1201

SEMIANNUAL REPORT          NOVEMBER 30, 2011

New York Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2011. This report offers an overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated May 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal market rebound described in our May 31, 2011 annual report continued during the six months ended November 30, 2011. The Barclays Capital Municipal Bond Index advanced 4.40% for the period, supported by a combination of reduced issuance (compared with 2010), opportunistic/comparative value-seeking demand from institutional and nontraditional investors, a Treasury market rally (which boosted most high-quality bonds), and relatively stable credit conditions compared with what many analysts had projected.

Probably the biggest news in the municipal market during 2011 was what didn’t happen. Highly publicized projections at the end of 2010 suggested that hundreds of billions of dollars in defaults would derail the municipal market in the next 12 months. Though U.S. economic and stock market performance were disappointing, making tax revenues tougher to generate, municipal defaults did not approach the projected rates. Increased austerity and budget-balancing measures helped maintain financial solvency for municipal issuers. We believe the default speculation focused excessively on projected municipal liabilities and underestimated the issuers’ ability to raise taxes and cut expenses.

Economic risks remain and more volatility is possible, but our municipal portfolio management team liked the 2011 year-end relative values of municipal securities compared with Treasuries (particularly at the long-maturity end of the spectrum) as a starting point for the next period. These dedicated experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class(2)	ANYIX	3.83%	6.00%	6.97%	6/30/09
Barclays Capital Municipal Bond Index	—	4.40%	6.53%	7.09%	—
Institutional Class(2)	ANYOX	3.94%	6.21%	5.15%	3/1/10
A Class(2) No sales charge* With sales charge*	ANYAX	3.80% -0.87%	5.83% 1.06%	6.74% 4.74%	6/30/09
C Class(2) No sales charge* With sales charge*	ANTCX	3.32% 2.32%	4.95% 4.95%	5.91% 5.91%	6/30/09

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.65%	0.45%	0.90%	1.65%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of New York than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

NOVEMBER 30, 2011
Portfolio at a Glance
Weighted Average Maturity	14.6 years
Average Duration (Modified)	5.0 years

30-Day SEC Yields(1)
Investor Class	2.49%
Institutional Class	2.69%
A Class	2.14%
C Class	1.49%
Investor Class 30-Day Tax-Equivalent Yields(1)(2)
30.14% Tax Bracket	3.56%
32.93% Tax Bracket	3.71%
38.26% Tax Bracket	4.03%
40.83% Tax Bracket	4.21%
(1)Yields would have been lower if a portion of the management fee had not been waived.
(2)The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
Transportation Revenue	22%
General Obligation (GO)	15%
Water/Sewer/Gas Revenue	13%
Special Tax Revenue/Severance Tax	11%
Certificates of Participation (COPs)/Leases	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.2%
Other Assets and Liabilities	1.8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period(1) 6/1/11 – 11/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,038.30	$2.85	0.56%
Investor Class (before waiver)	$1,000	$1,038.30(2)	$3.26	0.64%
Institutional Class (after waiver)	$1,000	$1,039.40	$1.84	0.36%
Institutional Class (before waiver)	$1,000	$1,039.40(2)	$2.24	0.44%
A Class (after waiver)	$1,000	$1,038.00	$4.13	0.81%
A Class (before waiver)	$1,000	$1,038.00(2)	$4.53	0.89%
C Class (after waiver)	$1,000	$1,033.20	$7.93	1.56%
C Class (before waiver)	$1,000	$1,033.20(2)	$8.34	1.64%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.20	$2.83	0.56%
Investor Class (before waiver)	$1,000	$1,021.80	$3.23	0.64%
Institutional Class (after waiver)	$1,000	$1,023.20	$1.82	0.36%
Institutional Class (before waiver)	$1,000	$1,022.80	$2.23	0.44%
A Class (after waiver)	$1,000	$1,020.95	$4.09	0.81%
A Class (before waiver)	$1,000	$1,020.55	$4.50	0.89%
C Class (after waiver)	$1,000	$1,017.20	$7.87	1.56%
C Class (before waiver)	$1,000	$1,016.80	$8.27	1.64%

(1)
 Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.2%
GUAM — 0.3%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	$ 50,000	$ 51,657
NEW YORK — 96.0%
Albany County Airport Auth. Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)(1)	100,000	115,238
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	250,000	260,390
Buffalo & Erie County Industrial Land Development Corp. Rev., Series 2011 A, (Buffalo St. College Foundation Housing), 5.375%, 10/1/41(1)	150,000	155,106
Erie County Fiscal Stability Auth. Rev., Series 2010 B, (Sales Tax and State Aid Secured Bond), 5.00%, 7/1/17	100,000	117,893
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38(1)	130,000	94,987
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	200,000	194,656
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47(1)	45,000	47,684
Long Island Power Auth. Electric System Rev., Series 2003 B, 5.25%, 6/1/13(1)	145,000	154,770
Long Island Power Auth. Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	100,000	111,639
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)	100,000	115,290
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	200,000	224,702
Long Island Power Authority Rev., Series 1998-2B, VRDN, 0.23%, 12/1/11 (LOC: Bayerische Landesbank)	200,000	200,000
Metropolitan Transportation Auth. Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)(1)	200,000	223,242
Metropolitan Transportation Auth. Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)(1)	100,000	117,911
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)(1)	200,000	234,022
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)(1)	100,000	104,389
Metropolitan Transportation Auth. Rev., Series 2005 F, 5.00%, 11/15/15(1)	175,000	196,415
Metropolitan Transportation Auth. Rev., Series 2006 A, 5.00%, 11/15/19(1)	100,000	110,944
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 0.82%, 12/1/11	100,000	99,999
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/14(1)	165,000	182,965
Metropolitan Transportation Auth. Rev., Series 2009 B, 5.00%, 11/15/34(1)	225,000	236,833
Metropolitan Transportation Auth. Rev., Series 2010 D, 5.00%, 11/15/16(1)	100,000	114,073
Metropolitan Transportation Auth. Rev., Series 2010 D, 5.25%, 11/15/40(1)	100,000	103,944
Metropolitan Transportation Auth. Rev., Series 2011 A, 5.00%, 11/15/20(1)	150,000	178,287
Metropolitan Transportation Auth. Service Contract Rev., Series 2002 A, 5.125%, 1/1/29(1)	200,000	203,828
Nassau County Bridge Auth. Rev., 5.00%, 10/1/40	200,000	209,966
Nassau County GO, Series 2009 E, 4.00%, 6/1/13(1)	100,000	104,382
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20(1)	200,000	226,990
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond) 5.00%, 11/15/12 (NATL)(1)	100,000	104,583

7

Principal Amount	Value
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.00%, 6/1/35(1)	$115,000	$ 84,412
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46(1)	100,000	62,355
New York City GO, Series 2005 E, VRDN, 0.13%, 12/1/11 (LOC: Bank of America N.A.)(1)	100,000	100,000
New York City GO, Series 2009 E, 5.00%, 8/1/20(1)	100,000	117,973
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/12 (Ambac)(1)	115,000	115,210
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/20 (Ambac)(1)	185,000	189,960
New York City Industrial Development Agency Rev., Series 2009 A, (New York Stock Exchange), 4.00%, 5/1/12(1)	395,000	400,664
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40(1)	225,000	257,137
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38(1)	100,000	104,545
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27(1)	200,000	219,536
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16(1)	115,000	133,976
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40(1)	135,000	144,395
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39(1)	200,000	210,314
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG1, (Second General Resolution) 5.00%, 6/15/35(1)	500,000	528,430
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG2, (Second General Resolution), 5.00%, 6/15/25(1)	115,000	129,730
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 BB, (Second General Resolution), 5.00%, 6/15/44(1)	100,000	104,537
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43(1)	300,000	323,826
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(1)	200,000	208,710
New York City Transitional Finance Auth. Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39(1)	100,000	106,371
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/12, Prerefunded at 100% of Par(2)	45,000	48,947
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	100,000	108,668
New York City Transitional Finance Auth. Rev., Series 2010 I2, (Future Tax Secured Bonds), 5.00%, 11/1/27(1)	175,000	193,296
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	100,000	105,326

8

Principal Amount	Value
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall) 5.00%, 12/1/29(1)	$100,000	$ 105,633
New York GO, Series 2005 M, 5.00%, 4/1/15 (AGM)(1)	325,000	367,029
New York GO, Series 2008 A, 4.00%, 3/1/13(1)	125,000	130,584
New York GO, Series 2008 B1 5.25%, 9/1/22(1)	100,000	115,828
New York GO, Series 2008 C, 5.25%, 8/1/17(1)	295,000	351,419
New York GO, Series 2009 C, 5.00%, 8/1/24(1)	100,000	112,195
New York GO, Series 2009 I1 5.00%, 4/1/24(1)	200,000	223,684
New York GO, Series 2009 I1 5.30%, 4/1/27(1)	100,000	112,068
New York GO, Series 2009 I1, 5.375%, 4/1/36(1)	500,000	546,800
New York GO, Series 2009 J1, 5.00%, 5/15/31(1)	200,000	213,250
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	300,000	303,450
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.125%, 11/15/44(1)	100,000	101,086
New York State Dormitory Auth. Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21(1)	200,000	233,176
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18(1)	240,000	286,315
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20(1)	180,000	212,789
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	100,000	108,121
New York State Dormitory Auth. Rev., (Columbia University), 5.00%, 10/1/41(1)	200,000	220,606
New York State Dormitory Auth. Rev., (Highland Hospital Rochester), 5.20%, 7/1/32(1)	100,000	102,324
New York State Dormitory Auth. Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	211,232
New York State Dormitory Auth. Rev., (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26(1)	150,000	161,437
New York State Dormitory Auth. Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24(1)	200,000	219,504
New York State Dormitory Auth. Rev., (Yeshiva University), 5.00%, 9/1/38(1)	100,000	100,663
New York State Dormitory Auth. Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL/FGIC)(1)	100,000	119,078
New York State Dormitory Auth. Rev., Series 2008 B, (New York University), 5.00%, 7/1/22(1)	100,000	112,474
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30(1)	100,000	104,100
New York State Dormitory Auth. Rev., Series 2009 A, (University of Rochester), 5.00%, 7/1/21(1)	100,000	114,242
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	250,000	270,177
New York State Dormitory Auth. Rev., Series 2011 A, (Fordham University), 5.125%, 7/1/29(1)	100,000	107,766
New York State Dormitory Auth. Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40(1)	150,000	156,792
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29(1)	130,000	142,104
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20(1)	225,000	264,026

9

Principal Amount	Value
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15(1)	$265,000	$ 301,517
New York State Power Auth. Rev., Series 2007 C, 5.00%, 11/15/14 (NATL)(1)	130,000	146,604
New York State Power Auth. Rev., Series 2011 A, 5.00%, 11/15/38(1)	100,000	107,254
New York State Thruway Auth. Rev., Series 2007 H, 5.00%, 1/1/14 (NATL)(1)	150,000	161,562
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2002 A, 5.25%, 4/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	100,000	101,704
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL/FGIC)(1)	245,000	259,867
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26(1)	200,000	222,866
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21(1)	100,000	115,820
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28(1)	275,000	301,370
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	200,000	217,084
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15(1)	170,000	193,394
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15(1)	200,000	230,908
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35(1)	200,000	211,112
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38(1)	$235,000	246,663
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32(1)	275,000	295,815
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	150,000	154,049
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	150,000	157,200
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)(1)	100,000	107,427
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)(1)	300,000	318,270
Saratoga County Water Auth. Rev., (Water System), 5.00%, 9/1/33(1)	200,000	211,418
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	117,740
Syracuse GO, Series 2010 A, (Public Improvement) 5.00%, 12/15/17 (AGM)(1)	200,000	234,618
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21(1)	400,000	425,324
Triborough Bridge & Tunnel Auth. Rev., Series 2002 B, 5.25%, 11/15/12	85,000	89,077
Triborough Bridge & Tunnel Auth. Rev., Series 2008 A, 5.00%, 11/15/33(1)	250,000	267,700
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	213,354
Triborough Bridge & Tunnel Auth. Rev., Series 2008 D, 5.00%, 11/15/14(1)	100,000	111,584
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	350,000	361,945
		20,356,644

10

Principal Amount	Value
PUERTO RICO — 1.9%
Puerto Rico Electric Power Auth. Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)(1)	$250,000	276,540
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37(1)	100,000	106,061
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(3)	150,000	23,040
		405,641
TOTAL INVESTMENT SECURITIES — 98.2%(Cost $19,871,190)		20,813,942
OTHER ASSETS AND LIABILITIES — 1.8%		388,800
TOTAL NET ASSETS — 100.0%		$21,202,742

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
6	U.S. Treasury 10-Year Notes	March 2012	$776,063	$3,455
2	U.S. Long Bond	March 2012	282,750	4,965
			$1,058,813	$8,420

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $1,059,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

NOVEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $19,871,190)	$20,813,942
Cash	90,241
Receivable for capital shares sold	54,861
Receivable for variation margin on futures contracts	5,844
Interest receivable	267,722
21,232,610

Liabilities
Payable for capital shares redeemed	7,175
Accrued management fees	9,407
Distribution and service fees payable	4,500
Dividends payable	8,786
29,868

Net Assets	$21,202,742

Net Assets Consist of:
Capital paid in	$20,137,780
Undistributed net investment income	651
Undistributed net realized gain	113,139
Net unrealized appreciation	951,172
$21,202,742

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$7,593,342	699,046	$10.86
Institutional Class	$1,315,983	121,157	$10.86
A Class	$9,418,445	866,783	$10.87	*
C Class	$2,874,972	264,666	$10.86

*Maximum offering price $11.38 (net asset value divided by 0.955)

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$429,879

Expenses:
Management fees	73,940
Distribution and service fees:
A Class	12,371
C Class	15,580
Trustees’ fees and expenses	1,093
102,984
Fees waived	(9,061)
93,923

Net investment income (loss)	335,956

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	190,635
Futures contract transactions	(6,461)
184,174

Change in net unrealized appreciation (depreciation) on:
Investments	365,454
Futures contracts	9,459
374,913

Net realized and unrealized gain (loss)	559,087

Net Increase (Decrease) in Net Assets Resulting from Operations	$895,043

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MAY 31, 2011
Increase (Decrease) in Net Assets	November 30, 2011	May 31, 2011
Operations
Net investment income (loss)	$335,956	$768,016
Net realized gain (loss)	184,174	(65,855)
Change in net unrealized appreciation (depreciation)	374,913	(113,660)
Net increase (decrease) in net assets resulting from operations	895,043	588,501

Distributions to Shareholders
From net investment income:
Investor Class	(151,071)	(448,691)
Institutional Class	(13,549)	(3,977)
A Class	(138,625)	(258,152)
C Class	(31,977)	(63,794)
From net realized gains:
Investor Class	—	(10,389)
Institutional Class	—	(19)
A Class	—	(6,265)
C Class	—	(2,258)
Decrease in net assets from distributions	(335,222)	(793,545)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(5,721,965)	3,410,181

Net increase (decrease) in net assets	(5,162,144)	3,205,137

Net Assets
Beginning of period	26,364,886	23,159,749
End of period	$21,202,742	$26,364,886

Accumulated undistributed net investment income (loss)	$651	$(83)

See Notes to Financial Statements.

14

Notes to Financial Statements

NOVEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. New York Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return through high current income that is exempt from federal and New York state and local income taxes. The fund pursues its objective by investing primarily in investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

15

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3225% to 0.4400%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From June 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.07% of its management fee. Effective August 1, 2011, the investment advisor voluntarily agreed to waive 0.08% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2012, and cannot terminate it without consulting the Board of Trustees. The total amount of the waiver for each class for the six months ended November 30, 2011 was $3,746, $322, $3,797 and $1,196 for the Investor Class, Institutional Class, A Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended November 30, 2011 was 0.63% for the Investor Class, A Class and C Class and 0.43% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended November 30, 2011 was 0.55% for the Investor Class, A Class and C Class and 0.35% for the Institutional Class.

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Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. ACIM owns 13% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2011 were $9,038,277 and $15,149,121, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2011		Year ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	91,307	$989,493	536,869	$5,731,520
Issued in reinvestment of distributions	13,825	148,986	42,481	449,900
Redeemed	(652,811)	(7,042,099)	(469,488)	(4,914,619)
	(547,679)	(5,903,620)	109,862	1,266,801
Institutional Class
Sold	63,983	694,897	53,422	549,855
Issued in reinvestment of distributions	1,252	13,549	379	3,996
Redeemed	(214)	(2,319)	(56)	(594)
	65,021	706,127	53,745	553,257
A Class
Sold	165,445	1,788,581	352,044	3,711,251
Issued in reinvestment of distributions	9,092	98,214	18,184	192,085
Redeemed	(202,141)	(2,189,355)	(235,842)	(2,484,882)
	(27,604)	(302,560)	134,386	1,418,454
C Class
Sold	33,620	366,873	41,848	444,432
Issued in reinvestment of distributions	2,482	26,820	5,399	57,064
Redeemed	(56,756)	(615,605)	(31,876)	(329,827)
	(20,654)	(221,912)	15,371	171,669
Net increase (decrease)	(530,916)	$(5,721,965)	313,364	$3,410,181

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased and sold interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of November 30, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $5,844 in receivable for variation margin on futures contracts. For the six months ended November 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(6,461) in net realized gain (loss) on futures contract transactions and $9,459 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of New York than a fund with a broader geographical diversification.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$19,870,543
Gross tax appreciation of investments	$969,645
Gross tax depreciation of investments	(26,246)
Net tax appreciation (depreciation) of investments	$943,399

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

As of May 31, 2011, the fund had accumulated capital losses of $(22,086), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

The fund has elected to treat $(48,094) of net capital losses incurred in the seven-month period ended May 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.62	0.17	0.24	0.41	(0.17)	—	(0.17)	$10.86	3.83%	0.56%(4)	0.64%(4)	3.07%(4)	2.99%(4)	40%	$7,593
2011	$10.68	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	$10.62	2.66%	0.54%	0.65%	3.08%	2.97%	21%	$13,238
2010(5)	$10.00	0.35	0.68	1.03	(0.34)	(0.01)	(0.35)	$10.68	10.39%	0.00%(4)(6)	0.64%(4)	3.60%(4)	2.96%(4)	16%	$12,136
Institutional Class
2011(3)	$10.62	0.18	0.24	0.42	(0.18)	—	(0.18)	$10.86	3.94%	0.36%(4)	0.44%(4)	3.27%(4)	3.19%(4)	40%	$1,316
2011	$10.67	0.35	(0.04)	0.31	(0.35)	(0.01)	(0.36)	$10.62	2.95%	0.36%	0.44%	3.26%	3.18%	21%	$596
2010(7)	$10.55	0.10	0.12	0.22	(0.10)	—	(0.10)	$10.67	2.05%	0.00%(4)(6)	0.44%(4)	3.61%(4)	3.17%(4)	16%(8)	$26
A Class
2011(3)	$10.62	0.15	0.25	0.40	(0.15)	—	(0.15)	$10.87	3.80%	0.81%(4)	0.89%(4)	2.82%(4)	2.74%(4)	40%	$9,418
2011	$10.68	0.30	(0.05)	0.25	(0.30)	(0.01)	(0.31)	$10.62	2.40%	0.79%	0.90%	2.83%	2.72%	21%	$9,501
2010(5)	$10.00	0.32	0.68	1.00	(0.31)	(0.01)	(0.32)	$10.68	10.16%	0.25%(4)	0.89%(4)	3.35%(4)	2.71%(4)	16%	$8,116
C Class
2011(3)	$10.62	0.11	0.24	0.35	(0.11)	—	(0.11)	$10.86	3.32%	1.56%(4)	1.64%(4)	2.07%(4)	1.99%(4)	40%	$2,875
2011	$10.68	0.22	(0.05)	0.17	(0.22)	(0.01)	(0.23)	$10.62	1.64%	1.54%	1.65%	2.08%	1.97%	21%	$3,030
2010(5)	$10.00	0.25	0.68	0.93	(0.24)	(0.01)	(0.25)	$10.68	9.41%	1.00%(4)	1.64%(4)	2.60%(4)	1.96%(4)	16%	$2,882

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended November 30, 2011 (unaudited).
(4)	Annualized.
(5)	June 30, 2009 (fund inception) through May 31, 2010.
(6)	Ratio was less than 0.005%.
(7)	March 1, 2010 (commencement of sale) through May 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2009 (fund inception) through May 31, 2010.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

23

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74148   1201

SEMIANNUAL REPORT           NOVEMBER 30, 2011

Tax-Free Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	17
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2011. This report offers an overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated May 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal market rebound described in our May 31, 2011 annual report continued during the six months ended November 30, 2011. The Barclays Capital Municipal Bond Index advanced 4.40% for the period, supported by a combination of reduced issuance (compared with 2010), opportunistic/comparative value-seeking demand from institutional and nontraditional investors, a Treasury market rally (which boosted most high-quality bonds), and relatively stable credit conditions compared with what many analysts had projected.

Probably the biggest news in the municipal market during 2011 was what didn’t happen. Highly publicized projections at the end of 2010 suggested that hundreds of billions of dollars in defaults would derail the municipal market in the next 12 months. Though U.S. economic and stock market performance were disappointing, making tax revenues tougher to generate, municipal defaults did not approach the projected rates. Increased austerity and budget-balancing measures helped maintain financial solvency for municipal issuers. We believe the default speculation focused excessively on projected municipal liabilities and underestimated the issuers’ ability to raise taxes and cut expenses.

Economic risks remain and more volatility is possible, but our municipal portfolio management team liked the 2011 year-end relative values of municipal securities compared with Treasuries (particularly at the long-maturity end of the spectrum) as a starting point for the next period. These dedicated experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BNTXX	0.01%(2)	0.04%(2)	1.26%(2)	1.40%	2.93%(2)	7/31/84

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

NOVEMBER 30, 2011
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.02%
7-Day Effective Yield
After waiver(1)	0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
25.00% Tax Bracket	0.01%
28.00% Tax Bracket	0.01%
33.00% Tax Bracket	0.01%
35.00% Tax Bracket	0.02%
(1)	Yields would have been lower if a portion of the management fee had not been waived.
(2)	The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio at a Glance
Weighted Average Maturity	49 days
Weighted Average Life	52 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	77%
31-90 days	—
91-180 days	12%
More than 180 days	11%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period(1) 6/1/11 - 11/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$2.05	0.41%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.50	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.95	$2.07	0.41%
Investor Class (before waiver)	$1,000	$1,022.50	$2.53	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 95.7%
ALABAMA — 0.9%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.24%, 12/1/11 (LOC: Troy Bank and Trust Co. and FHLB)	$2,075,000	$2,075,000
CALIFORNIA — 24.2%
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 1.00%, 12/1/11 (LOC: Bank of the West and BNP Paribas)	2,850,000	2,850,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 1.00%, 12/7/11 (LOC: Bank of the West)	1,340,000	1,340,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.34%, 12/1/11 (LOC: Comerica Bank)	4,375,000	4,375,000
California School Cash Reserve Program Authority Rev., Series 2011 A, 2.00%, 3/1/12	4,000,000	4,016,067
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	6,000,000	6,045,325
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 3/30/12	3,500,000	3,525,104
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 4/30/12	4,500,000	4,540,144
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.55%, 12/1/11 (LOC: Landesbank Baden-Wurttemberg)	9,000,000	9,000,000
County of Los Angeles Tax & Rev. Anticipation Notes GO, Series 2011 B, 2.50%, 3/30/12	6,000,000	6,042,435
Victorville Joint Powers Finance Authority Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 12/1/11 (LOC: BNP Paribas)	11,395,000	11,395,000
		53,129,075
COLORADO — 1.5%
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	3,205,000	3,265,016
FLORIDA — 6.1%
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.22%, 12/1/11 (LOC: Branch Banking & Trust)	1,600,000	1,600,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.25%, 12/1/11	8,100,000	8,100,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.24%, 12/1/11 (AGM-CR/XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
		13,395,000
GEORGIA — 3.1%
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.19%, 12/1/11	2,400,000	2,400,000
DeKalb County Development Authority Rev., (Catholic School Properties), VRDN, 0.25%, 12/8/11 (LOC: Wells Fargo Bank N.A.)(1)	2,890,000	2,890,000
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.49%, 12/1/11	1,520,000	1,520,000
		6,810,000
ILLINOIS — 4.8%
Illinois Finance Authority Rev., (Merit School of Music), VRDN, 0.46%, 12/1/11 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Illinois Finance Authority Rev., (Radiological Society), VRDN, 0.25%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)	1,070,000	1,070,000

7

Principal Amount	Value
Illinois Finance Authority Rev., (Solomon Schechter Day School), VRDN, 0.46%, 12/1/11 (LOC: Bank of America N.A.)(1)	$4,000,000	$4,000,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.53%, 12/1/11 (LOC: First National Bank and FHLB)	1,895,000	1,895,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.49%, 12/7/11 (LOC: U.S. Bank N.A.)	2,155,000	2,155,000
		10,620,000
INDIANA — 2.4%
County of Jasper Industrial Development Rev., (Newbury Farms LLC), VRDN, 0.50%, 12/1/11 (LOC: Farm Credit Services of America and Bank of the West)	2,800,000	2,800,000
Indiana Development Finance Authority Industrial Development Rev., (TTP, Inc.), VRDN, 0.57%, 12/1/11 (LOC: Bank of America N.A.)(1)	2,100,000	2,100,000
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.23%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
		5,300,000
IOWA — 3.4%
Iowa Finance Authority Rev., Series 2009 F, 5.00%, 2/15/12	2,500,000	2,580,132
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Cargill), VRDN, 0.19%, 12/1/11	4,000,000	4,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.30%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
		7,580,132
KENTUCKY — 0.5%
City of Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.21%, 12/1/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
LOUISIANA — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.25%, 12/1/11 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,600,000	1,600,000
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.36%, 12/1/11 (LOC: Community Bank and FHLB)	3,600,000	3,600,000
		5,200,000
MAINE — 0.5%
Town of Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.25%, 12/7/11 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,160,000	1,160,000
MASSACHUSETTS — 0.6%
Massachusetts Industrial Finance Agency Rev., (Abbott Box Co., Inc.), VRDN, 0.39%, 12/7/11 (LOC: Sovereign Bank F.S.B. and Bank of New York Mellon)	1,240,000	1,240,000
MISSISSIPPI — 0.7%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.26%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	1,650,000	1,650,000
MISSOURI — 2.5%
St. Louis County Industrial Development Authority Educational Facilities Rev., (Gateway Academy), VRDN, 0.25%, 12/1/11 (LOC: Midland States Bank N.A. and FHLB)	5,470,000	5,470,000
NEW YORK — 7.4%
Long Island Power Authority Rev., Series 1998-2B, VRDN, 0.23%, 12/1/11 (LOC: Bayerische Landesbank)	3,500,000	3,500,000

8

Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev., Series 2002-2F, VRDN, 0.17%, 12/1/11 (LIQ FAC: Bayerische Landesbank)	$1,700,000	$1,700,000
New York Local Government Assistance Corp. Rev., Series 1995 C, VRDN, 0.16%, 12/1/11 (LOC: Landesbank Hessen-Thuringen Girozentrale)	4,089,000	4,089,000
New York State Dormitory Authority Rev., Series 2002 B, (University Educational Facilities), 5.25%, 5/15/12	6,770,000	6,916,603
		16,205,603
NORTH CAROLINA — 4.5%
County of Buncombe GO, Series 2002 B, VRDN, 0.25%, 12/1/11 (SBBPA: Wells Fargo Bank N.A.)	1,050,000	1,050,000
North Carolina Housing Finance Agency Rev., Series 2000 A, (Appalachian Student Housing Corp.), VRDN, 0.22%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	340,000	340,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Carolina Village, Inc.), VRDN, 0.25%, 12/1/11 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	3,500,000	3,500,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.25%, 12/1/11 (LOC: Wells Fargo Bank N.A.)(1)	905,000	905,000
State of North Carolina GO, Series 2002 E, (Public Improvement), VRDN, 0.16%, 12/1/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,000,000	4,000,000
		9,795,000
OHIO — 2.3%
County of Allen Health Care Facilities Rev., (Mennonite Memorial Home), VRDN, 0.25%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	940,000	940,000
County of Putnam Health Care Facilities Rev., (Hilty Memorial Home), VRDN, 0.21%, 12/1/11 (LOC: First Federal Bank of Midwest and FHLB)	4,025,000	4,025,000
		4,965,000
OREGON — 0.6%
Oregon State Department of Administrative Services Rev., 5.00%, 9/1/12 (AGM)	1,300,000	1,344,897
PENNSYLVANIA — 5.1%
Berks County Municipal Authority Rev., Series 2009 A5, (Reading Hospital and Medical Center), VRN, 0.31%, 12/1/11	11,285,000	11,285,000
RHODE ISLAND — 0.5%
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.20%, 12/1/11 (FHLMC) (LIQ FAC: FHLMC)	1,100,000	1,100,000
SOUTH DAKOTA — 1.1%
South Dakota Housing Development Authority Rev., Series 2003 F, (Home Ownership Mortgage), VRDN, 0.25%, 12/1/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,500,000	2,500,000
TENNESSEE — 3.6%
Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.21%, 12/1/11 (LOC: Bank of Nova Scotia)	7,880,000	7,880,000
TEXAS — 14.7%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.28%, 12/7/11	11,000,000	11,000,000
County of Smith GO, 1.00%, 8/15/12	3,130,000	3,142,051
Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 0.29%, 12/1/11 (LOC: Farm Credit Services of America and Bank of the West)	3,000,000	3,000,000

9

Principal Amount	Value
Muleshoe Economic Development Corp. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.25%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	$4,570,000	$4,570,000
State of Texas GO, (College Student Loan), VRDN, 0.30%, 12/1/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,670,000	3,670,000
State of Texas Tax & Revenue Anticipation Notes Rev., Series 2011 A, 2.50%, 8/30/12	6,900,000	7,015,247
		32,397,298
UTAH — 0.6%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.75%, 12/1/11 (LOC: Bank of the West)	1,400,000	1,400,000
WASHINGTON — 0.8%
Washington State Housing Finance Commission Nonprofit Housing Rev., (Nikkei Manor), VRDN, 0.55%, 12/1/11 (LOC: Bank of America N.A.)	1,675,000	1,675,000
WISCONSIN — 0.9%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.60%, 12/7/11 (LOC: U.S. Bank N.A.)	1,985,000	1,985,000
TOTAL INVESTMENT SECURITIES — 95.7%		210,427,021
OTHER ASSETS AND LIABILITIES — 4.3%		9,510,254
TOTAL NET ASSETS — 100.0%		$219,937,275

Notes to Schedule of Investments

AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation - Custodian Receipts
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
PUTTERs = Puttable Tax-Exempt Receipts
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,590,000, which represented 6.2% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

NOVEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$210,427,021
Cash	601,946
Receivable for investments sold	13,580,351
Receivable for capital shares sold	222,444
Interest receivable	438,491
225,270,253

Liabilities
Payable for investments purchased	5,092,184
Payable for capital shares redeemed	158,790
Accrued management fees	81,980
Dividends payable	24
5,332,978

Net Assets	$219,937,275

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	219,959,158

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$219,939,328
Accumulated net realized loss	(2,053)
$219,937,275

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$475,455

Expenses:
Management fees	563,464
Trustees’ fees and expenses	6,894
Other expenses	147
570,505
Fees waived	(106,334)
464,171

Net investment income (loss)	11,284

Net realized gain (loss) on investment transactions	1,202

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,486

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MAY 31, 2011
Increase (Decrease) in Net Assets	November 30, 2011	May 31, 2011
Operations
Net investment income (loss)	$11,284	$181,029
Net realized gain (loss)	1,202	11,425
Net increase (decrease) in net assets resulting from operations	12,486	192,454

Distributions to Shareholders
From net investment income	(11,284)	(181,029)

Capital Share Transactions
Proceeds from shares sold	47,739,230	132,562,468
Proceeds from reinvestment of distributions	11,013	175,398
Payments for shares redeemed	(65,202,959)	(176,234,786)
Net increase (decrease) in net assets from capital share transactions	(17,452,716)	(43,496,920)

Net increase (decrease) in net assets	(17,451,514)	(43,485,495)

Net Assets
Beginning of period	237,388,789	280,874,284
End of period	$219,937,275	$237,388,789

Transactions in Shares of the Fund
Sold	47,739,230	132,562,468
Issued in reinvestment of distributions	11,013	175,398
Redeemed	(65,202,959)	(176,234,786)
Net increase (decrease) in shares of the fund	(17,452,716)	(43,496,920)

See Notes to Financial Statements.

13

Notes to Financial Statements

NOVEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax. The fund pursues its objective by investing primarily in cash-equivalent, high-quality municipal obligations.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. From June 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.054% of its management fee. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended November 30, 2011 was 0.49% before waiver and 0.40% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

15

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the fund had accumulated capital losses of $(3,255), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
		Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period			Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.41%(4)	0.50%(4)	0.01%(4)	(0.08)%(4)	$219,937
2011	$1.00	—(3)	—(3)	$1.00	0.07%	0.45%	0.50%	0.07%	0.02%	$237,389
2010	$1.00	—(3)	—(3)	$1.00	0.20%	0.46%	0.51%	0.20%	0.15%	$280,874
2009	$1.00	0.01	(0.01)	$1.00	1.47%	0.50%	0.53%	1.45%	1.42%	$334,768
2008	$1.00	0.03	(0.03)	$1.00	2.97%	0.51%	0.51%	2.91%	2.91%	$313,542
2007	$1.00	0.03	(0.03)	$1.00	3.26%	0.52%	0.52%	3.22%	3.22%	$275,733

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2011 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

19

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74147   1201

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 27, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 27, 2012